MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 93.2%
Corporate Debt — 49.6%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$300,000	$302,132
Auto Manufacturers — 1.7%
Ford Motor Credit Co. LLC
5.303% 9/06/29	430,000	428,406
5.875% 11/07/29	390,000	394,691
Hyundai Capital America
6.100% 9/21/28 (a)	356,000	365,401
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	605,000	599,407
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	345,000	342,839
		2,130,744
Auto Parts & Equipment — 0.2%
LG Energy Solution Ltd.
5.000% 4/02/29 (a)	300,000	300,341
Banks — 7.4%
Barclays PLC 1 day USD SOFR + 1.740%
5.690% VRN 3/12/30 (b)	445,000	454,246
BNP Paribas SA 1 day USD SOFR + 0.942%
4.892% VRN 6/30/30 (a) (b)	315,000	314,956
BPCE SA 1 day USD SOFR + 1.581%
5.389% VRN 5/28/31 (a) (b)	385,000	389,280
CaixaBank SA 1 day USD SOFR + 1.210%
4.818% VRN 4/22/32 (a) (b)	320,000	317,389
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	375,000	382,290
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	346,000	357,288
Deutsche Bank AG 1 day USD SOFR + 1.410%
5.060% VRN 4/14/32 (b)	320,000	319,212
First Citizens BancShares, Inc.
1 day USD SOFR + 1.487% 4.869% VRN 3/03/32 (b)	335,000	325,814
5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (b)	275,000	270,016
First-Citizens Bank & Trust Co.
6.125% 3/09/28	275,000	280,142
HSBC Holdings PLC 1 day USD SOFR + 1.190%
4.619% VRN 11/06/31 (b)	300,000	295,738
ING Groep NV 1 day USD SOFR Index + 1.260%
4.803% VRN 3/23/32 (b)	310,000	307,923
JP Morgan Chase & Co. 3 mo. USD Term SOFR + 1.522%
4.203% VRN 7/23/29 (b)	450,000	446,148
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (b)	305,000	299,475

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	$635,000	$632,136
National Australia Bank Ltd.
2.332% 8/21/30 (a)	400,000	360,507
NatWest Group PLC
1 yr. CMT + 1.050% 5.115% VRN5/23/31 (b)	375,000	377,193
5 yr. CMT + 2.200% 6.475% VRN6/01/34 (b)	250,000	259,181
Pinnacle Bank/Nashville TN
5.625% 2/15/28	353,000	356,617
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	300,000	307,054
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	500,000	499,607
Societe Generale SA 1 day USD SOFR + 1.096%
4.450% VRN 4/12/30 (a) (b)	315,000	310,889
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	306,000	302,835
Truist Financial Corp. 1 day USD SOFR + 1.087%
4.680% VRN 4/23/32 (b)	335,000	330,666
Woori Bank
5.125% 8/06/28 (a)	800,000	805,210
		9,301,812
Beverages — 0.2%
Maple Parent Holdings Corp.
4.750% 3/26/29 (a)	227,000	226,858
Building Materials — 1.0%
Cemex SAB de CV
5.450% 11/19/29 (a)	600,000	603,733
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	626,000	628,945
		1,232,678
Chemicals — 1.2%
Celanese US Holdings LLC
7.350% STEP 11/15/28	595,000	619,663
FMC Corp.
3.450% 10/01/29	625,000	578,721
Huntsman International LLC
4.500% 5/01/29	300,000	292,987
		1,491,371
Commercial Services — 0.7%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	385,000	387,143
Triton Container International Ltd.
3.150% 6/15/31 (a)	425,000	384,797
Verisk Analytics, Inc.
4.450% 3/15/31	139,000	136,108
		908,048

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 1.2%
Dell International LLC/EMC Corp.
4.500% 2/15/31	$305,000	$300,766
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	157,000	160,529
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	465,000	457,941
Kyndryl Holdings, Inc.
3.150% 10/15/31	700,000	583,148
		1,502,384
Diversified Financial Services — 4.3%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	390,000	392,439
5.750% 10/01/31 (a)	225,000	230,156
Aviation Capital Group LLC
5.125% 4/10/30 (a)	585,000	586,566
Avolon Holdings Funding Ltd.
5.750% 11/15/29 (a)	580,000	593,013
BGC Group, Inc.
6.150% 4/02/30	750,000	765,308
Brookfield Asset Management Ltd.
4.832% 4/15/31	320,000	316,994
Capital One Financial Corp. 1 day USD SOFR + 1.150%
4.722% VRN 1/30/32 (b)	340,000	335,421
Citadel Finance LLC
4.750% 2/14/29 (a)	629,000	619,142
Gabx Leasing LLC
4.625% 4/15/31 (a)	320,000	315,532
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	350,000	360,272
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31(b)	600,000	599,844
TPG Operating Group II LP
4.875% 5/15/31	330,000	325,341
		5,440,028
Electric — 2.3%
AES Corp.
5.200% 7/15/29	330,000	331,878
Dayton Power & Light Co.
4.550% 8/15/30	300,000	295,242
ITC Holdings Corp.
2.950% 5/14/30 (a)	350,000	326,461
4.875% 4/15/31 (a)	333,000	331,777
NRG Energy, Inc.
4.734% 10/15/30 (a)	600,000	592,615
Pacific Gas & Electric Co.
5.050% 11/15/31	330,000	329,688
6.100% 1/15/29	325,000	334,640

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Vistra Operations Co. LLC
5.000% 4/30/31 (a)	$315,000	$312,619
		2,854,920
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	500,000	509,530
Food — 0.5%
Flowers Foods, Inc.
2.400% 3/15/31	375,000	325,367
Pilgrim’s Pride Corp.
4.250% 4/15/31	350,000	335,641
		661,008
Forest Products & Paper — 0.4%
Suzano Austria GmbH
6.000% 1/15/29	450,000	457,122
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	650,000	617,676
3.000% 10/15/30	450,000	407,271
Humana, Inc.
5.375% 4/15/31	300,000	304,050
		1,328,997
Home Furnishing — 0.2%
LG Electronics, Inc.
5.625% 4/24/29 (a)	288,000	295,268
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.650% 4/30/30	350,000	323,824
Insurance — 6.3%
American National Global Funding
4.625% 12/15/28 (a)	250,000	247,321
5.250% 6/03/30 (a)	700,000	700,663
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	347,000	355,875
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	425,000	399,095
5.650% 6/10/29 (a)	575,000	577,552
Brown & Brown, Inc.
2.375% 3/15/31	725,000	643,354
CNO Global Funding
2.650% 1/06/29 (a)	475,000	449,931
5.200% 6/11/31 (a)	325,000	325,153
Enstar Group Ltd.
3.100% 9/01/31	925,000	823,577
Fortitude Global Funding
4.625% 10/06/28 (a)	628,000	621,206

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Fortitude Group Holdings LLC
6.250% 4/01/30(a)	$358,000	$365,678
GA Global Funding Trust
4.500% 9/18/30 (a)	300,000	290,697
5.200% 12/09/31 (a)	450,000	444,626
5.500% 1/08/29 (a)	165,000	166,693
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	51,000	45,751
Jackson National Life Global Funding
4.550% 9/09/30 (a)	670,000	656,773
Kemper Corp.
2.400% 9/30/30	325,000	283,805
Protective Life Corp.
4.700% 1/15/31 (a)	210,000	207,012
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	305,000	301,072
		7,905,834
Internet — 0.5%
AppLovin Corp.
5.125% 12/01/29	310,000	312,573
Meta Platforms, Inc.
4.550% 5/15/31	325,000	323,251
		635,824
Investment Companies — 6.2%
Antares Holdings LP
2.750% 1/15/27 (a)	485,000	478,002
3.950% 7/15/26 (a)	545,000	544,756
6.500% 2/08/29 (a)	250,000	250,447
ARES Capital Corp.
5.100% 1/15/31	325,000	314,391
5.950% 7/15/29	430,000	434,321
ARES Strategic Income Fund
6.350% 8/15/29	610,000	615,575
Blackstone Private Credit Fund
2.625% 12/15/26	318,000	314,545
6.250% 1/25/31	300,000	300,234
Blackstone Secured Lending Fund
5.300% 6/30/30	355,000	345,225
Blue Owl Capital Corp.
6.300% 8/15/31	178,000	176,920
Blue Owl Credit Income Corp.
4.700% 2/08/27	501,000	498,506
5.800% 3/15/30	375,000	365,361
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (c)	881,000	885,202
Golub Capital BDC, Inc.
6.000% 7/15/29 (c)	850,000	850,795
HPS Corporate Lending Fund
6.250% 9/30/29	235,000	236,593
6.750% 1/30/29	522,000	531,164
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	400,000	395,341

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Direct Lending Fund
6.100% 7/15/31 (d)	$310,000	$306,049
		7,843,427
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	550,000	523,839
Machinery -Diversified — 0.1%
Otis Worldwide Corp.
4.488% 5/07/29	188,000	187,325
Media — 1.7%
Cox Communications, Inc.
1.800% 10/01/30 (a)	680,000	591,179
News Corp.
3.875% 5/15/29 (a)	655,000	635,256
Paramount Global
7.875% 7/30/30	575,000	603,900
Space Exploration Technologies Corp.
5.350% 7/15/31 (a)	310,000	309,193
		2,139,528
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	500,000	480,227
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.100% 3/01/30	300,000	299,356
Oil & Gas — 2.8%
Antero Resources Corp.
5.375% 3/01/30 (a)	300,000	302,134
Continental Resources, Inc.
5.750% 1/15/31 (a)	575,000	585,485
Helmerich & Payne, Inc.
4.850% 12/01/29 (c)	385,000	384,701
Ovintiv, Inc.
7.200% 11/01/31	350,000	383,530
8.125% 9/15/30	215,000	239,410
Santos Finance Ltd.
3.649% 4/29/31 (a)	825,000	771,064
Sunoco LP
5.875% 7/15/27 (a)	315,000	314,860
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	600,000	594,541
		3,575,725
Pharmaceuticals — 0.5%
Mylan, Inc.
4.550% 4/15/28	570,000	566,420

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 0.4%
Targa Resources Corp.
4.350% 4/15/31	$216,000	$211,011
Western Midstream Operating LP
4.800% 3/01/31	305,000	301,636
		512,647
Real Estate Investment Trusts (REITS) — 3.2%
EPR Properties
3.750% 8/15/29	175,000	168,253
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	475,000	464,915
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	675,000	637,442
Highwoods Realty LP
4.200% 4/15/29	650,000	635,821
Invitation Homes Operating Partnership LP
4.950% 2/01/32 (d)	147,000	145,992
Omega Healthcare Investors, Inc.
5.200% 7/01/30	320,000	321,560
Piedmont Operating Partnership LP
9.250% 7/20/28	670,000	721,294
Rexford Industrial Realty LP
2.125% 12/01/30	375,000	332,505
Store Capital LLC
2.750% 11/18/30	300,000	271,020
Trust 2401
4.869% 1/15/30 (a)	350,000	340,592
		4,039,394
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	375,000	360,388
Genuine Parts Co.
1.875% 11/01/30	350,000	305,374
InRetail Consumer
3.250% 3/22/28 (a)	550,000	529,897
		1,195,659
Semiconductors — 0.9%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	545,000	557,163
Intel Corp.
4.650% 6/01/31	325,000	321,843
SK Hynix, Inc.
4.250% 9/11/28 (a)	300,000	297,724
		1,176,730
Software — 0.5%
Oracle Corp.
4.450% 9/26/30	640,000	617,834

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.2%
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	$250,000	$245,147
Transportation — 0.3%
Fedex Freight Holding Co., Inc.
4.650% 3/15/31 (a)	320,000	314,340
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	516,000	513,390
5.350% 2/10/29 (c)	188,000	186,165
6.000% 6/16/30 (c)	275,000	274,530
		974,085
TOTAL CORPORATE DEBT (Cost $62,526,773)		62,500,406
Non-U.S. Government Agency Obligations — 43.4%
Automobile Asset-Backed Securities — 20.3%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	257,140	258,412
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2, 4.970% 9/15/32 (a)	839,943	843,625
Series 2024-A, Class C, 6.022% 5/17/32 (a)	284,954	288,403
American Credit Acceptance Receivables Trust, Series 2026-2, Class A
4.320% 5/08/30 (a)	471,907	471,642
Avis Budget Rental Car Funding AESOP LLC
Series 2021-2A, Class A, 1.660% 2/20/28 (a)	1,025,000	1,012,910
Series 2022-1A, Class B, 4.300% 8/21/28 (a)	400,000	398,362
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	232,628	232,578
Series 2025-3, Class C, 4.810% 5/15/31	500,000	499,634
Carvana Auto Receivables Trust
Series 2025-P1, Class A3, 4.550% 5/10/30	947,118	948,104
Series 2022-P2, Class D, 6.280% 5/10/29	400,000	405,419
CPS Auto Receivables Trust, Series 2026-B, Class A
4.350% 2/15/30 (a)	539,514	539,248
Credit Acceptance Auto Loan Trust, Series 2026-1A, Class A
4.650% 4/15/36 (a)	400,000	397,715
Drive Auto Receivables Trust
Series 2025-1, Class A3, 4.730% 9/15/32	895,000	896,436
Series 2025-1, Class B, 4.790% 9/15/32	420,000	421,035
Enterprise Fleet Financing LLC
Series 2026-1, Class A2, 4.000% 10/20/28 (a)	1,300,000	1,294,938
Series 2023-3, Class A3, 6.410% 6/20/30 (a)	584,000	595,640
Exeter Automobile Receivables Trust
Series 2025-4A, Class A3, 4.390% 9/17/29	800,000	799,840
Series 2024-3A, Class C, 5.700% 7/16/29	600,000	603,417
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	500,000	505,880
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	72,544	72,387
Series 2026-1A, Class A2, 4.040% 11/15/28 (a)	670,000	669,369

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2026-2A, Class A2, 4.250% 4/16/29 (a)	$1,000,000	$999,064
Series 2025-3A, Class A2, 4.520% 7/17/28 (a)	174,048	174,163
Series 2025-1A, Class B, 4.980% 7/16/29 (a)	500,000	501,278
GM Financial Automobile Leasing Trust
Series 2026-2, Class A2A, 4.120% 7/20/28	800,000	798,445
Series 2026-2, Class A3, 4.300% 3/20/29	500,000	499,118
LAD Auto Receivables Trust, Series 2023-3A, Class C
6.430% 12/15/28 (a)	1,000,000	1,008,491
Octane Receivables Trust, Series 2024-3A, Class A2
4.940% 5/20/30 (a)	263,441	264,085
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	400,000	400,061
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2, 4.040% 3/15/29	366,246	365,909
Series 2025-3, Class A3, 4.380% 1/15/30	1,000,000	1,000,415
SCCU Auto Receivables Trust
Series 2026-1A, Class A2, 4.180% 8/15/29 (a)	500,000	498,990
Series 2024-1A, Class D, 6.250% 7/15/32 (a)	600,000	609,956
Toyota Lease Owner Trust, Series 2026-A, Class A2A
3.700% 2/22/28 (a)	593,182	590,996
Westlake Automobile Receivables Trust
Series 2026-1A, Class A3, 4.010% 7/16/29 (a)	400,000	398,272
Series 2025-3A, Class A3, 4.220% 6/15/29 (a)	800,000	798,634
Series 2026-2A, Class A2A, 4.260% 6/15/29 (a)	1,000,000	999,306
Series 2026-2A, Class A3, 4.350% 4/15/30 (a)	500,000	498,615
Series 2025-2A, Class A3, 4.510% 5/15/29 (a)	1,200,000	1,202,421
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	360,954	361,393
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	66,642	66,692
Series 2024-2A, Class C, 5.680% 3/15/30 (a)	1,000,000	1,007,318
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	154,195	155,328
World Omni Auto Receivables Trust, Series 2026-A, Class A3
3.860% 5/15/31	300,000	296,490
		25,650,434
Credit Card Asset-Backed Securities — 0.4%
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	500,000	502,860
Home Equity Asset-Backed Securities — 0.3%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.812% FRN 10/25/34 (b)	21,641	20,981
Vista Point Securitization Trust, Series 2026-CES1, Class A1,
5.035% STEP 2/25/56 (a)	375,753	370,720
		391,701
Other Asset-Backed Securities — 17.5%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.940% FRN 9/15/41 (a) (b)	12,809	12,769
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD Term SOFR + 1.812%
5.487% FRN 10/20/31 (a) (b)	1,132,916	1,133,021

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
720 East CLO VII Ltd., Series 2025-7A, Class A1, 3 mo. USD Term SOFR + 1.060%
4.735% FRN 4/20/37 (a) (b)	$750,000	$750,443
Affirm Asset Securitization Trust
Series 2026-X1, Class A, 4.270% 4/15/31 (a)	759,211	758,920
Series 2024-B, Class A, 4.620% 9/15/29 (a)	1,000,000	1,000,942
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	120,197	120,259
Affirm Master Trust, Series 2025-1A, Class A
4.990% 2/15/33 (a)	700,000	702,224
AIMCO CLO, Series 2018-BA, Class AR3, 3 mo. USD Term SOFR + 1.200%
4.880% FRN 4/16/37 (a) (b)	750,000	751,125
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.175% FRN 10/18/31 (a) (b)	500,000	500,325
BHG Owner Loan Trust, Series 2026-1CON, Class A
4.810% 6/17/37 (a)	385,410	383,147
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	1,536,000	1,500,177
CBAMR Ltd., Series 2019-9A, Class AR, 3 mo. USD Term SOFR + 1.630%
5.303% FRN 7/15/37 (a) (b)	600,000	600,620
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	347,441
CIFC Funding Ltd., Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.090%
4.770% FRN 7/16/35 (a) (b)	750,000	750,363
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.795% FRN 4/20/37 (a) (b)	1,250,000	1,247,821
Equify ABS LLC, Series 2024-1A, Class A
5.430% 4/18/33 (a)	203,600	203,981
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	60,402	60,510
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	261,621	264,771
Hilton Grand Vacations Trust, Series 2024-3A, Class A
4.980% 8/27/40 (a)	714,283	715,190
HPS Loan Management Ltd., Series 2021-16A, Class A1R, 3 mo. USD Term SOFR + 1.110%
4.776% FRN 1/23/35 (a) (b)	875,000	874,825
Invesco U.S. CLO Ltd., Series 2023-1A, Class AR2, 3 mo. USD Term SOFR + 1.110%
4.774% FRN 4/22/37 (a) (b)	500,000	498,811
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
4.824% FRN 1/22/35 (a) (b)	500,000	499,785
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	500,000	500,157
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.797% FRN 12/25/37 (a) (b)	500,000	500,013
Neuberger Berman Loan Advisers CLO 50 Ltd., Series 2022-50A, Class AR2, 3 mo. USD Term SOFR + 1.040%
4.706% FRN 7/23/36 (a) (b)	500,000	500,240

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.850% 11/20/50 (a)	$816,502	$707,596
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, 30 day USD SOFR Average + 1.500% 5.093% FRN 9/15/36 (a) (b)	410,000	412,488
Series 2023-2A, Class A1, 5.840% 9/15/36 (a)	300,000	303,114
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	325,826	326,322
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	70,808	71,073
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	120,300	120,437
Reach ABS Trust
Series 2026-1A, Class A, 4.320% 2/15/33 (a)	312,493	312,301
Series 2025-2A, Class A, 4.930% 8/18/32 (a)	366,037	366,755
RKTL Trust
Series 2026-1A, Class A, 4.070% 2/26/35 (a)	350,210	349,253
Series 2026-2A, Class A, 4.330% 5/25/35 (a)	465,928	465,286
Silver Point CLO 42 Ltd., Series 2024-42A, Class A1R, 3 mo. USD Term SOFR + 1.240%
4.869% FRN 4/17/37 (a) (b)	500,000	502,170
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	279,528	278,728
Series 2026-2, Class A, 4.270% 3/25/36 (a)	969,003	967,555
Series 2025-3, Class A, 4.470% 8/15/34 (a)	167,988	168,069
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.355% FRN 4/18/33 (a) (b)	750,000	750,316
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.943% FRN 10/15/35 (a) (b)	750,000	750,613
		22,029,956
Real Estate Investment Trusts (REITS) — 0.8%
SBA Tower Trust
6.599% 11/15/52 (a)	1,000,000	1,010,002
Student Loans Asset-Backed Securities — 2.7%
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764%
5.413% FRN 11/26/46 (a) (b)	191,397	192,840
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	219,039	199,260
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	78,451
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	80,965	67,409
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	30,890
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	139,861
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	460,908	455,531
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, 1 mo. USD Term SOFR + 0.854%
4.494% FRN 4/20/62 (a) (b)	707,766	704,268

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust, Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650%
5.243% FRN 9/15/53 (a) (b)	$621,209	$630,283
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX
4.110% 6/15/48 (a)	870,000	834,900
		3,333,693
Whole Loan Collateral Collateralized Mortgage Obligations — 1.4%
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	595,154	593,774
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	595,154	593,746
Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2,
5.653% VRN 2/25/34 (b) (e)	19,496	18,777
PRPM Trust, Series 2026-NQM1, Class A1FC,
5.093% STEP 2/25/71 (a)	282,505	280,987
Verus Securitization Trust, Series 2024-8, Class A1,
5.364% VRN 10/25/69 (a) (b) (e)	322,661	322,932
		1,810,216
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,236,520)		54,728,862
Sovereign Debt Obligations — 0.2%
Mexico Government International Bond
2.659% 5/24/31	350,000	308,403
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $314,484)		308,403
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES(f) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. (b)
Pool #1Q0239 1 yr. CMT + 2.061% 5.751% FRN 3/01/37	19,981	20,561
TOTAL BONDS & NOTES (Cost $118,098,139)		117,558,232
TOTAL LONG-TERM INVESTMENTS (Cost $118,098,139)		117,558,232
Short-Term Investments — 6.4%
Commercial Paper — 3.7%
EIDP, Inc.
4.193% 8/10/26 (a)	2,700,000	2,687,609
Hubbell, Inc.
3.963% 7/21/26 (a)	2,000,000	1,995,545
		4,683,154

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (g)	602,183	$602,183
	Principal Amount
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (h)	$2,713,849	2,713,849
TOTAL SHORT-TERM INVESTMENTS (Cost $7,999,398)		7,999,186
TOTAL INVESTMENTS — 99.6% (Cost $126,097,537) (i)		125,557,418
Other Assets/(Liabilities) — 0.4%		545,244
NET ASSETS — 100.0%		$126,102,662

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $77,993,841 or 61.85% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $2,557,211 or 2.03% of net assets. The Fund received $2,037,444 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(h)	Maturity value of $2,713,999. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $2,768,277.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Short-Duration Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/30/26	341	$70,384,962	$(93,673)

Short
U.S. Treasury Long Bond	9/21/26	4	$(441,330)	$(12,670)
U.S. Treasury Note 10 Year	9/21/26	8	(873,036)	(6,089)
U.S. Treasury Note 5 Year	9/30/26	289	(30,878,856)	(57,690)
				$(76,449)

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 86.0%
Corporate Debt — 4.8%
Auto Manufacturers — 0.8%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$550,000	$546,934
Hyundai Capital America
5.250% 1/08/27 (a)	1,000,000	1,004,105
		1,551,039
Biotechnology — 0.3%
CSL Finance PLC
3.850% 4/27/27 (a)	550,000	547,159
Diversified Financial Services — 0.2%
Equitable America Global Funding
4.650% 6/09/28 (a)	500,000	498,941
Insurance — 3.2%
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	1,050,000	986,000
CNO Global Funding
5.875% 6/04/27 (a)	500,000	505,612
Corebridge Global Funding
4.250% 8/21/28 (a)	500,000	495,041
Equitable Financial Life Global Funding
4.600% 4/01/27 (a)	550,000	550,989
Fortitude Global Funding
4.625% 10/06/28 (a)	1,000,000	989,181
GA Global Funding Trust
1.950% 9/15/28 (a)	555,000	519,945
2.250% 1/06/27 (a)	550,000	543,447
Jackson National Life Global Funding
4.900% 1/13/27 (a)	525,000	525,939
Lincoln Financial Global Funding
4.625% 5/28/28 (a)	500,000	499,656
Protective Life Global Funding
4.992% 1/12/27 (a) (b)	515,000	517,027
Western-Southern Global Funding
4.500% 7/16/28 (a)	500,000	497,474
		6,630,311
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	550,000	553,126
TOTAL CORPORATE DEBT (Cost $9,848,137)		9,780,576

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 57.5%
Automobile Asset-Backed Securities — 24.9%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	$304,416	$304,604
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C
5.215% 9/15/32 (a)	1,115,355	1,119,600
American Credit Acceptance Receivables Trust
Series 2026-2, Class A, 4.320% 5/08/30 (a)	1,132,577	1,131,942
Series 2025-4, Class B, 4.550% 1/14/30 (a)	1,000,000	1,000,786
Series 2024-1, Class C, 5.630% 1/14/30 (a)	546,886	547,966
Series 2024-2, Class C, 6.240% 4/12/30 (a)	1,347,877	1,353,381
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	1,133,333	1,130,317
Series 2022-1A, Class B, 4.300% 8/21/28 (a)	1,640,000	1,633,282
BofA Auto Trust, Series 2026-1A, Class A2A
4.100% 11/15/28 (a)	1,100,000	1,097,797
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A2, 4.100% 7/17/28	310,171	310,104
Series 2026-2, Class A2, 4.240% 9/15/28	500,000	499,923
Series 2025-4, Class A2, 4.350% 6/15/28	525,997	526,190
Carvana Auto Receivables Trust
Series 2021-N3, Class B, 0.660% 6/12/28	292,744	285,618
Series 2021-N3, Class A2, 1.110% 6/12/28	824,916	813,605
Series 2022-N1, Class A2, 3.210% 12/11/28 (a)	558,847	554,425
Series 2025-P1, Class A3, 4.550% 5/10/30	947,118	948,104
Consumer Portfolio Services Auto Trust, Series 2025-D, Class A
4.460% 7/16/29 (a)	1,076,341	1,076,763
CPS Auto Receivables Trust
Series 2026-A, Class A, 4.190% 12/17/29 (a)	798,103	796,032
Series 2026-B, Class A, 4.350% 2/15/30 (a)	899,190	898,747
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	10,013	10,017
Exeter Automobile Receivables Trust
Series 2026-3A, Class A2, 4.360% 12/15/28	1,200,000	1,198,960
Series 2022-2A, Class D, 4.560% 7/17/28	1,892,218	1,893,376
Series 2025-1A, Class B, 4.910% 8/15/29	1,000,000	1,001,976
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	999,489	999,042
Series 2025-1, Class A2, 4.830% 10/16/28	112,528	112,585
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	430,650	431,266
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	362,722	361,933
Series 2026-1A, Class A2, 4.040% 11/15/28 (a)	1,434,000	1,432,649
Series 2026-2A, Class A2, 4.250% 4/16/29 (a)	1,000,000	999,064
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	710,948	711,185
Series 2025-1A, Class B, 4.980% 7/16/29 (a)	2,200,000	2,205,624
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	664,882	669,001
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	740,981	744,858
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	373,300	375,729
GM Financial Automobile Leasing Trust
Series 2026-2, Class A2A, 4.120% 7/20/28	800,000	798,445

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2026-1, Class B, 4.120% 1/22/30	$1,250,000	$1,237,643
Series 2026-2, Class A3, 4.300% 3/20/29	500,000	499,118
Honda Auto Receivables Owner Trust, Series 2026-2, Class A2A
4.110% 12/15/28	1,000,000	998,310
Hyundai Auto Receivables Trust, Series 2026-B, Class A2A
4.190% 5/15/29	1,000,000	999,323
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	774,077	772,631
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	1,079,055	1,081,692
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	739,491	740,721
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,101,231
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	736,328	736,038
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2
4.040% 3/15/29	915,614	914,773
SCCU Auto Receivables Trust, Series 2026-1A, Class A2
4.180% 8/15/29 (a)	800,000	798,384
Toyota Lease Owner Trust, Series 2025-B, Class A2A
3.910% 5/22/28 (a)	961,309	959,482
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a) (c) (d) (e)	2,157,682	1,586,544
Series 2025-2A, Class A, 5.120% 1/16/29 (a) (c) (d) (e)	2,732,705	2,023,295
VStrong Auto Receivables Trust, Series 2024-A, Class A3
5.620% 12/15/28 (a)	377,956	378,449
Westlake Automobile Receivables Trust
Series 2026-P1, Class A2, 3.840% 1/16/29 (a)	1,000,000	997,129
Series 2025-3A, Class A3, 4.220% 6/15/29 (a)	1,500,000	1,497,439
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	1,479,205	1,479,748
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	285,611	285,821
Series 2024-2A, Class C, 5.680% 3/15/30 (a)	1,000,000	1,007,318
World Omni Auto Receivables Trust, Series 2026-A, Class A2A
3.710% 4/16/29	1,000,000	995,541
		51,065,526
Commercial Mortgage-Backed Securities — 1.5%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,253,102
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
5.951% FRN 2/15/39 (a) (f)	900,000	897,395
		3,150,497
Home Equity Asset-Backed Securities — 0.2%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.378% FRN 4/25/36 (f)	336,609	334,742

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.023% FRN 3/25/37 (f)	$105,036	$104,496
		439,238
Other Asset-Backed Securities — 21.5%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
3.940% FRN 9/15/41 (a) (f)	13,770	13,727
ACHV ABS Trust
Series 2024-3AL, Class A, 5.010% 12/26/31 (a)	635,656	637,684
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	88,737	88,945
Affirm Asset Securitization Trust
Series 2026-X1, Class A, 4.270% 4/15/31 (a)	1,395,050	1,394,515
Series 2025-X2, Class A, 4.450% 10/15/30 (a)	1,812,714	1,813,781
Affirm Master Trust
Series 2025-2A, Class A, 4.670% 7/15/33 (a)	850,000	851,612
Series 2025-1A, Class A, 4.990% 2/15/33 (a)	1,000,000	1,003,177
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,485,684	1,486,966
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	884,695	883,596
BHG Securitization Trust, Series 2021-A, Class A
1.420% 11/17/33 (a)	79,401	79,254
Dell Equipment Finance Trust
Series 2025-1, Class A2, 4.680% 7/22/27 (a)	567,439	568,183
Series 2024-1, Class A3, 5.390% 3/22/30 (a)	210,984	211,719
Dext ABS LLC
Series 2025-2, Class A2, 4.100% 4/17/28 (a)	1,062,270	1,060,939
Series 2025-1, Class A2, 4.590% 8/16/27 (a)	341,716	341,969
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	306,296	306,330
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	878,694	836,958
GoldenTree Loan Management US CLO 29 Ltd., Series 2026-29A, Class X, 3 mo. USD Term SOFR + 0.850%
4.489% FRN 4/20/39 (a) (f)	1,700,000	1,699,626
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	2,119,099	2,125,160
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	768,176	766,522
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	422,815	423,573
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	9,055	9,067
Hilton Grand Vacations Trust, Series 2022-2A, Class C
5.570% 1/25/37 (a)	402,150	402,849
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	356,929	357,051
NMEF Funding LLC, Series 2026-A, Class A2
4.090% 2/15/34 (a)	1,000,000	996,571
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	4,128	4,093
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	3,345,225	2,902,810

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	$1,890,051	$1,637,955
Oaktree CLO Ltd., Series 2024-26A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.525% FRN 4/20/39 (a) (f)	1,700,000	1,699,963
OneMain Financial Issuance Trust
Series 2023-2A, Class A2, 30 day USD SOFR Average + 1.500% 5.093% FRN 9/15/36 (a) (f)	1,080,000	1,086,554
Series 2023-2A, Class A1, 5.840% 9/15/36 (a)	720,000	727,473
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	611,884	612,109
Series 2024-8, Class A, 5.331% 1/15/32 (a)	664,970	665,329
Series 2024-5, Class A, 6.278% 10/15/31 (a)	320,123	320,303
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	83,038	83,350
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	1,139,605	1,139,710
Reach ABS Trust
Series 2026-1A, Class A, 4.320% 2/15/33 (a)	1,010,579	1,009,960
Series 2026-2A, Class A, 4.340% 2/15/35 (a)	932,009	931,136
Regatta XXIII Funding Ltd., Series 2021-4A, Class XR, 3 mo. USD Term SOFR + 0.850%
4.523% FRN 10/15/38 (a) (f)	1,530,000	1,529,660
RKTL Trust
Series 2026-1A, Class A, 4.070% 2/26/35 (a)	455,273	454,029
Series 2026-2A, Class A, 4.330% 5/25/35 (a)	931,856	930,571
SoFi Consumer Loan Program Trust
Series 2026-1, Class A, 4.060% 12/26/35 (a)	698,821	696,821
Series 2025-4, Class A, 4.240% 8/25/35 (a)	496,437	495,829
Series 2026-2, Class A, 4.270% 3/25/36 (a)	738,288	737,185
Series 2026-3, Class A, 4.460% 6/25/35 (a)	900,000	900,089
Series 2025-1, Class A, 4.800% 2/27/34 (a)	1,192,655	1,193,381
Series 2025-2, Class A, 4.820% 6/25/34 (a)	410,172	410,535
Sycamore Tree CLO Ltd., Series 2024-5A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.625% FRN 10/20/38 (a) (f)	904,000	903,979
Verdant Receivables LLC
Series 2025-1A, Class A2, 4.850% 3/13/28 (a)	836,562	837,623
Series 2024-1A, Class A2, 5.680% 12/12/31 (a)	1,230,502	1,245,286
Warwick Capital CLO 2 Ltd., Series 2023-2A, Class X, 3 mo. USD Term SOFR + 0.900%
4.561% FRN 3/15/39 (a) (f)	1,300,000	1,298,796
Wellington Management CLO 2 Ltd., Series 2024-2A, Class XR, 3 mo. USD Term SOFR + 0.950%
4.619% FRN 4/20/39 (a) (f)	1,275,000	1,274,509
		44,088,812
Real Estate Investment Trusts (REITS) — 0.5%
SBA Tower Trust
6.599% 11/15/52 (a)	1,000,000	1,010,002
Student Loans Asset-Backed Securities — 3.6%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	91,270	71,246

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	$9,831	$8,002
Series 2019-AGS, Class A2, 1 mo. USD Term SOFR + 1.014% 4.663% FRN 1/25/47 (a) (f)	66,865	64,852
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,283,217	2,088,989
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	412,766	389,213
Series 2018-A, Class B, 3.680% 2/18/42 (a)	336,889	331,991
SMB Private Education Loan Trust
Series 2015-A, Class C, 4.500% 10/15/48 (a)	2,212,377	2,203,762
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.610% FRN 7/15/36 (a) (f)	162,280	161,777
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	1,943,466	1,944,399
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	97,863	97,350
		7,361,581
Whole Loan Collateral Collateralized Mortgage Obligations — 5.3%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
4.076% VRN 1/25/67 (a) (f) (g)	1,585,824	1,509,796
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (f) (g)	50,857	50,419
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.692% FRN 8/25/49 (a) (f)	481,432	462,506
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (f) (g)	5,295,936	4,862,806
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (f) (g)	100,905	98,693
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (f) (g)	466,489	383,445
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.713% FRN 2/25/60 (a) (f)	139,992	138,545
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (f) (g)	507,909	443,148
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (f) (g)	1,580,597	1,505,031
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (f) (g)	1,000,000	896,903
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (f) (g)	11,945	11,906
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (f) (g)	553,627	496,475
		10,859,673
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $120,820,499)		117,975,329
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 1.1%
Whole Loans — 1.1%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.478% FRN 11/25/41 (a) (f)	19,664	19,658

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 4.928% FRN 2/25/42 (a) (f)	$246,202	$246,184
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.578% FRN 6/25/42 (a) (f)	864,533	874,343
Federal National Mortgage Association Connecticut Avenue Securities
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.528% FRN 6/25/43 (a) (f)	440,936	443,128
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.128% FRN 4/25/43 (a) (f)	718,216	721,374
		2,304,687
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,307,699)		2,304,687
U.S. Treasury Obligations — 22.6%
U.S. Treasury Bonds & Notes — 22.6%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	127,876	68,192
0.125% 2/15/52	837,172	437,197
0.250% 2/15/50	647,475	367,645
0.625% 2/15/43	868,842	637,259
0.750% 2/15/42	884,028	678,229
0.750% 2/15/45	565,524	404,222
0.875% 2/15/47	1,655,028	1,171,224
1.000% 2/15/46	140,508	103,823
1.000% 2/15/48	472,532	338,575
1.000% 2/15/49	403,530	285,356
1.375% 2/15/44	642,830	527,916
1.500% 2/15/53	784,007	600,186
2.125% 2/15/40	385,083	372,941
2.125% 2/15/41	608,108	583,681
2.125% 2/15/54	1,193,269	1,049,790
2.375% 2/15/55	738,549	684,879
2.375% 2/15/56	205,454	189,352
2.500% 1/15/29	155,066	157,082
3.375% 4/15/32	375,128	404,368
3.875% 4/15/29	202,518	212,745
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,164,609	1,094,317
0.125% 1/15/31	2,046,288	1,891,624
0.125% 7/15/31	1,490,604	1,369,878
0.125% 1/15/32	1,681,428	1,524,019
0.250% 7/15/29	1,561,848	1,490,426
0.625% 7/15/32	2,291,720	2,126,656
0.750% 7/15/28 (i)	1,458,941	1,426,950
0.875% 1/15/29	2,900,722	2,823,133
1.125% 10/15/30	2,367,252	2,300,511
1.125% 1/15/33	2,123,573	2,012,172
1.250% 4/15/28	1,664,910	1,638,420
1.375% 7/15/33	2,192,420	2,107,454
1.625% 10/15/29	1,587,105	1,576,903
1.625% 4/15/30	1,882,530	1,861,042
1.750% 1/15/34 (i)	2,166,140	2,121,313

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
1.875% 7/15/34	$1,697,616	$1,673,136
1.875% 7/15/35	1,710,786	1,677,401
1.875% 1/15/36	1,536,885	1,497,102
2.125% 4/15/29	1,506,904	1,511,821
2.125% 1/15/35	1,898,892	1,899,738
2.375% 10/15/28	1,413,035	1,428,713
		46,327,391
TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,434,238)		46,327,391
TOTAL BONDS & NOTES (Cost $181,410,573)		176,387,983
	Number of Shares
Exchange-Traded Funds — 1.0%
iShares Ultra Short Duration Bond Active ETF (b)	43,200	2,185,056
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,832)		2,185,056
TOTAL LONG-TERM INVESTMENTS (Cost $183,603,405)		178,573,039
Short-Term Investments — 12.7%
	Principal Amount
Commercial Paper — 12.6%
American Honda Finance Corp.
4.201% 7/21/26	$4,000,000	3,990,809
Becton Dickinson & Co.
4.092% 7/09/26 (a)	3,000,000	2,997,053
EIDP, Inc.
4.217% 7/06/26 (a)	4,000,000	3,997,351
Equifax, Inc.
4.146% 7/22/26 (a)	4,000,000	3,990,250
Oracle Corp.
4.181% 8/17/26 (a)	1,000,000	994,285
Penske Truck Leasing Co. LP
4.099% 7/27/26	3,000,000	2,990,748
Spire, Inc.
4.105% 8/04/26 (a)	3,000,000	2,988,314
Tampa Electric Co.
4.137% 7/07/26 (a)	4,000,000	3,996,936
		25,945,746
	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (j)	$148,993	148,993

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $26,097,248)	$26,094,739
TOTAL INVESTMENTS — 99.7% (Cost $209,700,653) (k)	204,667,778
Other Assets/(Liabilities) — 0.3%	597,818
NET ASSETS — 100.0%	$205,265,596

Abbreviation Legend
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $133,542,890 or 65.06% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $1,188,928 or 0.58% of net assets. The Fund received $1,213,059 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $3,609,839 or 1.76% of net assets.
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $3,609,839 or 1.76% of net assets.
(f)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Maturity value of $149,001. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $152,144.
(k)	See Note 3 for aggregate cost for federal tax purposes.

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/21/26	3	$333,010	$4,396

Short
U.S. Treasury Long Bond	9/21/26	4	$(441,330)	$(12,670)
U.S. Treasury Note 10 Year	9/21/26	2	(218,259)	(1,522)
U.S. Treasury Ultra Bond	9/21/26	2	(224,478)	(7,835)
U.S. Treasury Note 2 Year	9/30/26	223	(46,030,609)	62,992
U.S. Treasury Note 5 Year	9/30/26	57	(6,090,807)	(10,865)
				$30,100

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	1,500,000	$37,695	$—	$37,695
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	3,000,000	60,718	—	60,718
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	7,000,000	145,966	—	145,966
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	9,100,000	89,123	—	89,123
							$333,502	$—	$333,502

MML Barings Inflation-Protected and Income Fund (see Note 1) — Portfolio of Investments (Continued)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
1 Day-SOFR + 16.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/30/26	USD	43,189,285	$329,514	$—	$329,514
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	9/01/26	USD	14,991,735	(30,176)	—	(30,176)
Fed Funds + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	11/02/26	USD	22,263,063	(58,066)	—	(58,066)
1 Day-SOFR + 18.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	11/30/26	USD	67,029,717	(309,205)	—	(309,205)
								$(67,933)	$—	$(67,933)

Currency Legend
USD	U.S. Dollar

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 97.4%
Corporate Debt — 42.3%
Aerospace & Defense — 0.2%
Boeing Co.
5.930% 5/01/60	$1,470,000	$1,446,004
Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC
5.303% 9/06/29	2,110,000	2,102,179
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	2,025,000	2,017,317
		4,119,496
Banks — 9.1%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	885,000	771,709
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (b)	2,100,000	1,951,595
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	3,110,000	3,147,364
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,856,000	1,923,029
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,200,000	1,164,934
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	2,648,000	2,781,194
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,775,000	2,761,538
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,155,000	1,191,694
Citigroup, Inc. 5 yr. CMT + 2.572%
6.750% VRN (b) (c)	2,110,000	2,139,454
First Citizens BancShares, Inc.
1 day USD SOFR + 1.487% 4.869% VRN 3/03/32 (b)	1,400,000	1,361,609
5 yr. CMT + 1.850% 5.600% VRN 9/05/35(b)	2,900,000	2,847,443
First-Citizens Bank & Trust Co. 1 day USD SOFR + 1.146%
5.097% VRN 7/13/29 (b)	1,037,000	1,038,432
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	1,976,000	2,031,721
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c)	2,819,000	2,888,629
Huntington Bancshares, Inc.
5 yr. CMT + 1.170% 2.487% VRN 8/15/36 (b)	2,050,000	1,768,703
5 yr. CMT + 1.700% 6.141% VRN 11/18/39 (b)	1,600,000	1,634,196
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c) (d)	3,925,000	3,855,344
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	542,000	524,524
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	1,992,000	2,039,830
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	550,000	565,265
5 yr. CMT + 3.913% 8.000% VRN (b) (c) (d)	2,050,000	2,182,041
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36(a) (b)	2,900,000	2,619,095

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (b)	$1,075,000	$932,550
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (b)	2,435,000	2,425,018
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c) (d)	1,800,000	1,661,224
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	3,350,000	3,488,013
Nordea Bank Abp
5 yr. CMT + 2.660% 6.300% VRN (a) (b) (c)	3,302,000	3,321,198
5 yr. CMT + 2.723% 6.750% VRN (a) (b) (c)	900,000	909,211
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (b)	2,096,000	2,095,719
Pinnacle Bank/Nashville TN 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,681,000	1,668,487
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	2,075,000	2,123,789
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	3,035,000	3,087,111
Swedbank AB
5 yr. CMT + 2.864% 4.000% VRN (a) (b) (c)	1,800,000	1,700,204
5 yr. CMT + 3.657% 7.750% VRN (a) (b) (c)	800,000	844,930
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (b)	2,047,000	2,025,826
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	1,972,000	2,038,697
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c) (d)	1,145,000	1,155,022
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	1,275,000	1,298,860
5 yr. USD SOFR ICE Swap + 3.090% 6.875% VRN (a) (b) (c)	1,516,000	1,520,324
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	873,000	888,172
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c) (d)	1,350,000	1,337,062
		77,710,760
Beverages — 0.3%
Molson Coors Beverage Co.
5.500% 7/08/36	2,125,000	2,135,832
Biotechnology — 0.1%
Amgen, Inc.
5.750% 3/02/63	850,000	824,245
Building Materials — 0.8%
Cemex SAB de CV
5.750% 6/05/36	1,406,000	1,401,079
CRH America Finance, Inc.
5.500% 1/09/35	800,000	813,132
JH North America Holdings, Inc.
5.875%1/31/31 (a)	3,300,000	3,315,526
6.125%7/31/32 (a)	948,000	955,861
		6,485,598
Chemicals — 0.7%
Dow Chemical Co.
5.600% 2/15/54	1,121,000	993,351

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
FMC Corp.
3.450% 10/01/29	$1,375,000	$1,273,187
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,805,000	2,042,911
Huntsman International LLC
2.950% 6/15/31	1,553,000	1,395,894
		5,705,343
Commercial Services — 0.1%
Element Fleet Management Corp.
4.800% 5/29/29 (a)	1,220,000	1,216,995
Computers — 0.7%
Dell International LLC/EMC Corp.
5.000% 2/15/34	2,130,000	2,102,454
Kyndryl Holdings, Inc.
3.150% 10/15/31	2,325,000	1,936,886
Leidos, Inc.
5.000% 3/15/36	2,186,000	2,105,460
		6,144,800
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b)	1,100,000	1,114,190
Aircastle Ltd./Aircastle Ireland DAC
5.000% 5/15/31 (a)	1,268,000	1,256,397
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,350,000	1,344,116
Apollo Global Management, Inc., (Acquired 5/16/24-9/23/24, Cost $1,998,976),
5.800% 5/21/54 (e)	1,949,000	1,845,533
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	2,335,000	2,330,335
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	3,475,000	3,391,070
BGC Group, Inc.
6.150% 4/02/30	1,275,000	1,301,023
6.600% 6/10/29	2,645,000	2,727,061
Blue Owl Finance LLC
3.125% 6/10/31	2,400,000	2,109,956
Citadel Finance LLC
5.150% 2/14/31 (a)	2,168,000	2,116,918
		19,536,599
Electric — 2.6%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	2,598,000	2,660,032
Dayton Power & Light Co.
4.550% 8/15/30	1,100,000	1,082,555
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	956,000	951,043
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	1,707,000	1,714,557
5 yr. CMT + 2.006% 6.200% VRN 2/15/56 (b)	465,000	466,469

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 1.702% 6.250% VRN 12/15/56 (b) (d)	$1,083,000	$1,087,584
Entergy Arkansas LLC
5.750% 1/15/56	825,000	819,964
Entergy Louisiana LLC
5.650% 4/15/56	2,100,000	2,058,932
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,865,000	1,839,552
Pacific Gas & Electric Co.
5.050% 11/15/31	2,135,000	2,132,985
5.200% 5/01/36	936,000	909,123
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (b)	1,000,000	1,018,982
Sempra
5 yr. CMT + 2.868% 4.125% VRN 4/01/52 (b)	4,263,000	4,227,129
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (b)	1,000,000	1,005,357
		21,974,264
Engineering & Construction — 0.3%
Sydney Airport Finance Co. Pty. Ltd.
5.248% 3/26/36 (a)	2,215,000	2,189,857
Gas — 0.1%
NiSource, Inc.
5.300% 5/18/36	763,000	763,518
Health Care - Services — 1.3%
Centene Corp.
3.000% 10/15/30	2,445,000	2,212,839
4.625% 12/15/29	1,375,000	1,333,813
HCA, Inc.
5.900% 6/01/53	1,615,000	1,574,495
Horseshoe Funding Trust II
6.887% 11/15/55 (a)	2,115,000	2,217,174
Humana, Inc. 5 yr. CMT + 2.891%
6.625% VRN 9/15/56 (b)	2,950,000	2,941,138
UnitedHealth Group, Inc.
5.750% 7/15/64	1,021,000	997,306
		11,276,765
Insurance — 9.3%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	5,000,000	5,069,705
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.851% VRN 8/15/53 (b)	2,945,000	2,952,195
American National Global Funding
5.250% 6/03/30 (a)	1,950,000	1,951,848
American National Group, Inc.
6.000% 7/15/35	850,000	846,825
5 yr. CMT + 3.183% 7.000% VRN12/01/55 (b)	2,925,000	2,856,176
Ascot Group Ltd.
4.250% 12/15/30 (a) (d)	2,025,000	1,881,286
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	893,000	896,142

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Holding Ltd., (Acquired 10/07/24, Cost $2,270,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	$2,270,000	$2,181,203
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	2,450,000	2,394,891
Belrose Funding Trust II
6.792% 5/15/55 (a)	2,750,000	2,815,758
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	2,475,000	2,485,985
Brighthouse Financial, Inc.
4.700% 6/22/47 (d)	3,422,000	2,356,918
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	5,134,000	5,208,391
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	5,095,000	5,063,107
Enstar Group Ltd.
3.100% 9/01/31	1,175,000	1,046,165
1 day USD SOFR + 2.540% 6.693% VRN 7/15/37 (a) (b) (f)	1,355,000	1,357,848
Fairfax Financial Holdings Ltd.
6.200% 6/08/56 (a)	1,725,000	1,720,902
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.289% FRN 1/08/42 (a) (b)	6,000,000	5,953,277
Fortitude Global Funding
4.625% 10/06/28 (a)	2,685,000	2,655,952
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,925,000	1,966,284
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	182,000	163,267
6.750% 3/15/54 (a) (d)	1,479,000	1,408,903
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	2,090,000	2,048,302
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	1,671,000	1,682,799
Grand River Funding Trust I
6.311% 2/15/36 (a)	2,525,000	2,532,677
Kemper Corp.
3.800% 2/23/32	3,225,000	2,910,890
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	4,245,000	4,214,900
Mercury General Corp.
6.250% 6/15/36	888,000	903,556
MetLife Capital Trust IV
7.875% 12/15/67 (a)	1,520,000	1,663,047
Omnis Funding Trust
6.722% 5/15/55 (a)	1,945,000	2,025,180
Prudential Financial, Inc. 5 yr. CMT + 1.779%
6.250% VRN 6/15/56 (b)	991,000	993,190
Reinsurance Group of America, Inc.
5 yr. CMT + 2.344% 6.375% VRN 9/15/56 (b)	144,000	142,828
5 yr. CMT + 2.392% 6.650% VRN 9/15/55 (b)	681,000	688,516
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,040,551
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.020% FRN 1/08/29 (a) (b)	3,276,000	3,298,932
		79,378,396

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.5%
Expedia Group, Inc.
5.500% 4/15/36	$1,285,000	$1,272,185
Meta Platforms, Inc.
5.250% 5/15/36	850,000	844,001
5.625% 11/15/55	2,605,000	2,360,538
		4,476,724
Investment Companies — 3.5%
Antares Holdings LP
3.950% 7/15/26 (a)	2,425,000	2,423,912
6.500% 2/08/29 (a)	4,250,000	4,257,595
ARES Capital Corp.
5.100% 1/15/31	1,725,000	1,668,692
ARES Strategic Income Fund
5.450% 9/09/28	2,092,000	2,071,546
6.350% 8/15/29	2,661,000	2,685,317
Blackstone Private Credit Fund
5.050% 9/10/30	638,000	610,526
6.250% 1/25/31	2,075,000	2,076,615
Blue Owl Credit Income Corp.
5.800% 3/15/30	2,720,000	2,650,087
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	2,677,000	2,689,767
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	3,886,000	3,889,636
HPS Corporate Lending Fund
5.450% 1/14/28	1,100,000	1,095,764
6.250% 9/30/29	1,815,000	1,827,306
6.300% 8/19/31 (a)	1,595,000	1,591,021
		29,537,784
Machinery - Diversified — 0.0%
Oregon Tool Lux LP
7.875% 10/15/29 (a)	99,450	29,835
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35	850,000	822,713
6.484% 10/23/45	1,925,000	1,764,716
News Corp.
5.125% 2/15/32 (a)	1,150,000	1,126,685
Paramount Global
6.875% 4/30/36 (d)	2,010,000	1,885,426
Space Exploration Technologies Corp.
5.650% 7/15/33 (a)	2,145,000	2,132,221
Time Warner Cable LLC
5.500% 9/01/41	490,000	419,261
5.875% 11/15/40	1,905,000	1,703,493
		9,854,515

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.2%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	$2,205,000	$2,244,253
Helmerich & Payne, Inc.
5.500% 12/01/34	2,110,000	2,069,760
Occidental Petroleum Corp.
6.050% 10/01/54 (d)	2,121,000	2,154,039
Ovintiv, Inc.
5.150% 11/15/41	550,000	481,539
6.500% 2/01/38	1,380,000	1,453,320
7.100% 7/15/53 (d)	1,709,000	1,888,785
Patterson-UTI Energy, Inc.
7.150% 10/01/33	1,825,000	1,960,891
Permian Resources Operating LLC
7.000% 1/15/32 (a)	1,613,000	1,668,327
Petroleos Mexicanos
6.375% 1/23/45	585,000	498,655
6.625% 6/15/38	202,000	187,795
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	3,099,000	3,075,665
Santos Finance Ltd.
5.750% 11/13/35 (a)	976,000	983,195
		18,666,224
Pharmaceuticals — 0.5%
AbbVie, Inc.
5.550% 3/15/56	587,000	577,501
CVS Health Corp.
5.125% 7/20/45	260,000	235,479
5.875% 6/01/53	675,000	659,782
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,190,558	1,208,263
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,115,000	1,789,424
		4,470,449
Pipelines — 1.2%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,099,000	1,125,228
Energy Transfer LP
5.950% 5/15/54	1,041,000	996,388
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	2,040,000	2,057,058
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,585,000	1,635,427
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	1,206,000	1,201,692
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.023% VRN (b) (c)	2,590,000	2,589,955
TransCanada PipeLines Ltd. 5 yr. CMT + 2.250%
6.125% VRN 10/17/56 (b)	500,000	505,543
		10,111,291

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.2%
Brookfield Finance, Inc.
5.968% 3/04/54	$1,386,000	$1,368,651
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,142,000	722,481
		2,091,132
Real Estate Investment Trusts (REITS) — 1.7%
EPR Properties
3.600% 11/15/31	880,000	805,994
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,580,000	3,503,994
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	2,280,000	2,153,137
Invitation Homes Operating Partnership LP
4.950% 2/01/32 (f)	1,022,000	1,014,993
Piedmont Operating Partnership LP
5.625% 1/15/33	1,100,000	1,095,268
6.875% 7/15/29	1,325,000	1,382,997
9.250% 7/20/28	2,272,000	2,445,939
Service Properties Trust
4.950% 10/01/29 (d)	1,320,000	1,243,493
Store Capital LLC
4.950% 2/11/31	1,045,000	1,031,733
		14,677,548
Semiconductors — 0.5%
Broadcom, Inc.
3.187% 11/15/36 (a)	1,025,000	858,802
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	1,997,000	2,105,272
Intel Corp.
5.300% 5/15/36	1,533,000	1,525,331
		4,489,405
Software — 0.8%
Microsoft Corp.
2.921% 3/17/52	2,307,000	1,464,522
Oracle Corp.
5.200% 9/26/35 (d)	2,208,000	2,067,144
5.350% 5/04/33	1,443,000	1,401,691
5.375% 9/27/54	1,075,000	843,088
5.950% 9/26/55	1,100,000	934,800
		6,711,245
Telecommunications — 0.8%
AT&T, Inc.
3.550% 9/15/55	2,343,000	1,508,761
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% 9/20/29 (a)	705,250	707,142

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
6.000% 6/15/54	$1,477,000	$1,460,246
Verizon Communications, Inc. 5 yr. CMT + 1.813%
6.050% VRN 5/14/58 (b)	904,000	912,350
Vodafone Group PLC
6.100% 6/18/56	2,190,000	2,151,146
		6,739,645
Transportation — 0.2%
Fedex Freight Holding Co., Inc.
5.250% 3/15/36 (a)	2,175,000	2,118,482
Venture Capital — 0.6%
Hercules Capital, Inc.
3.375% 1/20/27 (d)	3,080,000	3,046,368
5.350% 2/10/29 (d)	1,269,000	1,256,617
6.000% 6/16/30 (d)	1,175,000	1,172,993
		5,475,978
TOTAL CORPORATE DEBT (Cost $363,670,502)		360,358,729
Non-U.S. Government Agency Obligations — 24.7%
Automobile Asset-Backed Securities — 1.5%
Exeter Automobile Receivables Trust, Series 2024-5A, Class C
4.640% 1/15/30	2,000,000	2,002,731
Hyundai Auto Receivables Trust, Series 2024-C, Class C
4.860% 2/17/32	3,000,000	3,001,291
LAD Auto Receivables Trust, Series 2024-3A, Class C
4.930% 3/15/30 (a)	3,000,000	3,015,658
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	796,946	807,920
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class C
4.980% 10/20/32 (a)	3,700,000	3,706,171
		12,533,771
Commercial Mortgage-Backed Securities — 6.9%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.227% VRN 8/10/38 (a) (b) (g)	1,280,000	1,252,199
Bank, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (a) (b) (g)	3,165,000	2,394,403
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (b) (g)	3,150,000	2,573,905
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (b) (g)	4,800,000	3,714,029
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (b) (g)	3,100,000	2,199,279
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (b) (g)	11,548,000	8,883,893
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (b) (g)	3,290,000	2,444,959
BX Trust
Series 2019-OC11, Class B, 3.605% 12/09/41 (a)	1,110,000	1,052,224
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (a) (b) (g)	700,000	646,122
Series 2022-VAMF, Class C, 1 mo. USD Term SOFR + 1.580% 5.205% FRN 1/15/39 (a) (b)	739,900	739,669

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2023-LIFE, Class C, 5.884% 2/15/28 (a)	$600,000	$579,871
Century Plaza Towers
Series 2019-CPT, Class A, 2.865% 11/13/39 (a)	805,000	744,272
Series 2019-CPT, Class B, 3.097% VRN 11/13/39 (a) (b) (g)	1,000,000	918,327
Citigroup Commercial Mortgage Trust
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (a) (b) (g)	700,000	628,298
Series 2019-GC41, Class C, 3.502% 8/10/56	1,259,000	1,093,507
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (b) (g)	1,357,000	1,157,276
GWT Trust, Series 2024-WLF2, Class B, 1 mo. USD Term SOFR + 2.141%
5.766% FRN 5/15/41 (a) (b)	1,532,000	1,537,744
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A
3.228% 7/10/39 (a)	880,000	835,477
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (a)	900,000	848,050
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.401% FRN 2/15/39 (a) (b)	3,500,000	3,491,412
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.751% FRN 2/15/39 (a) (b)	5,800,000	5,793,623
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 5.951% FRN 2/15/39 (a) (b)	3,200,000	3,190,739
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.036% VRN 10/13/33 (a) (b) (g)	3,300,000	3,288,738
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.490% FRN 3/15/38 (a) (b)	1,784,300	1,701,759
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	1,185,000	985,278
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (a)	1,085,000	1,002,217
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	448,095	447,205
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (a) (b) (g)	1,967,853	1,939,763
Series 2025-5, Class M1, 5.940% VRN 12/25/55 (a) (b) (g)	1,986,892	1,987,337
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	390,000	374,638
		58,446,213
Home Equity Asset-Backed Securities — 0.6%
Unlock HEA Trust, Series 2024-1, Class A
7.000% 4/25/39 (a)	1,196,083	1,192,738
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.035% STEP 2/25/56 (a)	2,254,520	2,224,320
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	1,881,529	1,872,250
		5,289,308
Other Asset-Backed Securities — 11.1%
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 3 mo. USD Term SOFR + 1.130%
4.805% FRN 4/20/32 (a) (b)	394,653	394,693

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.885% FRN 1/20/39 (a) (b)	$3,000,000	$3,001,830
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.107% FRN 7/25/37 (a) (b)	2,000,000	2,002,438
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.175% FRN 1/20/33 (a) (b)	1,750,000	1,751,671
Aqua Finance Issuer Trust, Series 2026-A, Class A
4.760% 4/17/51 (a)	1,051,804	1,041,161
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.149% FRN 7/10/37 (a) (b)	1,000,000	1,000,000
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.177% FRN 7/25/37 (a) (b)	1,700,000	1,703,330
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
4.967% FRN 10/25/38 (a) (b)	1,750,000	1,752,863
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class AR5, 3 mo. USD Term SOFR + 1.250%
4.925% FRN 10/20/38 (a) (b)	3,000,000	3,005,112
Canon Music Issuer Trust, Series 2026-1A, Class A
5.521% 5/01/76 (a)	1,700,000	1,695,267
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	2,346,875	2,252,128
CIFC Funding Ltd.
Series 2018-2A, Class A1R, 3 mo. USD Term SOFR + 1.370% 5.045% FRN 10/20/37 (a) (b)	3,350,000	3,358,486
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.130% FRN 7/16/37 (a) (b)	2,650,000	2,651,746
Series 2021-2A, Class BR, 3 mo. USD Term SOFR + 1.550% 5.223% FRN 1/15/39 (a) (b)	750,000	751,214
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2
6.000% 5/20/55 (a)	400,000	405,584
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2
4.760% 3/22/49 (a)	2,270,000	2,223,266
DataBank Issuer LLC
Series 2021-2A, Class A2, 2.400% 10/25/51 (a)	1,100,000	1,088,180
Series 2026-1A, Class A2, 5.811% 2/25/56 (a)	1,400,000	1,393,358
Elmwood CLO I Ltd., Series 2019-1A, Class A1R3, 3 mo. USD Term SOFR + 1.120%
4.795% FRN 4/20/37 (a) (b)	3,000,000	2,994,771
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.225% FRN 10/20/34 (a) (b)	3,000,000	3,000,465
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, 3 mo. USD Term SOFR + 1.220%
4.890% FRN 4/28/39 (a) (b)	2,500,000	2,501,810
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, 3 mo. USD Term SOFR + 1.250%
4.914% FRN 4/22/36 (a) (b)	2,000,000	2,000,894

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	$565,062	$603,941
LCM 37 Ltd., Series 37A, Class A1R, 3 mo. USD Term SOFR + 1.060%
4.733% FRN 4/15/34 (a) (b)	1,201,688	1,201,087
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,300,000	1,298,070
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.867% FRN 1/25/39 (a) (b)	3,000,000	3,004,116
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,721,865
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	811,517
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,300,000	1,293,990
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.015% FRN 7/18/38 (a) (b)	3,000,000	3,003,330
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1R, 3 mo. USD Term SOFR + 1.220%
4.926% FRN 4/15/37 (a) (b)	2,000,000	2,000,628
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
4.823% FRN 4/15/39 (a) (b)	2,000,000	1,996,500
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.323% FRN 7/15/38 (a) (b)	2,500,000	2,504,655
OHA Credit Funding 21 Ltd., Series 2025-21A, Class A1, 3 mo. USD Term SOFR + 1.250%
4.925% FRN 10/20/38 (a) (b)	2,500,000	2,502,458
OHA Credit Funding 5 Ltd., Series 2020-5A, Class AR, 3 mo. USD Term SOFR + 1.350%
5.025% FRN 10/18/37 (a) (b)	5,000,000	5,012,695
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.025% FRN 10/20/38 (a) (b)	2,000,000	2,001,756
Rad CLO 6 Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.065% FRN 10/20/37 (a) (b)	4,000,000	4,006,340
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.772% FRN 8/20/32 (a) (b)	1,733,130	1,733,723
RR 29 Ltd., Series 2024-29RA, Class A1R, 3 mo. USD Term SOFR + 1.390%
5.063% FRN 7/15/39 (a) (b)	2,000,000	2,001,308
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.523% FRN 1/15/37 (a) (b)	750,000	751,899
Sixth Street CLO XVI Ltd., Series 2020-16A, Class A1R2, 3 mo. USD Term SOFR + 1.170%
4.842% FRN 1/21/39 (a) (b)	2,000,000	1,996,000
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	494,208	474,559
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	1,058,162	1,023,697
Tesla Sustainable Energy Trust, Series 2024-1A, Class A3
5.290% 6/20/50 (a)	4,790,000	4,716,848

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	$1,376,545	$1,367,363
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	203,024	201,265
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	495,758	486,367
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
4.943% FRN 10/15/35 (a) (b)	4,750,000	4,753,881
		94,440,125
Real Estate Investment Trusts (REITS) — 0.4%
SBA Tower Trust
4.831% 10/15/54 (a)	3,250,000	3,249,654
Student Loans Asset-Backed Securities — 2.1%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.328% FRN 7/27/48 (a) (b)	1,697,241	1,695,360
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	813,028	781,507
Series 2019-A, Class C, 4.460% 12/28/48 (a)	500,797	486,345
Education Loan Asset-Backed Trust I
Series 2013-1, Class B1, 30 day USD SOFR Average + 1.114% 4.742% FRN 11/25/33 (a) (b)	237,543	236,407
Series 2003-1, Class A2, 4.780% FRN 2/01/43 (a) (b) (g)	1,300,000	1,233,924
Series 2003-2, Class 2A1, 5.089% FRN 8/01/43 (a) (b) (g)	1,950,000	1,843,852
Navient Student Loan Trust, Series 2018-EA, Class B
4.440% 12/15/59 (a)	675,508	657,014
Nelnet Student Loan Trust
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	1,500,000	1,464,579
Series 2014-3A, Class B, 30 day USD SOFR Average + 1.614% 5.242% FRN 10/25/50 (a) (b)	975,000	952,296
Series 2015-2A, Class B, 30 day USD SOFR Average + 1.614% 5.242% FRN 5/26/54 (a) (b)	1,130,000	1,103,729
SLC Student Loan Trust, Series 2005-1, Class B, 90 day USD SOFR Average + 0.462%
4.124% FRN 2/15/45 (b)	606,349	573,780
SLM Student Loan Trust, Series 2008-5, Class B, 90 day USD SOFR Average + 2.112%
5.780% FRN 7/25/73 (b)	3,735,000	4,135,453
SMB Private Education Loan Trust, Series 2024-E, Class B
5.710% 10/16/56 (a)	2,500,000	2,453,237
		17,617,483
Whole Loan Collateral Collateralized Mortgage Obligations — 2.1%
A&D Mortgage Trust, Series 2026-NQM1, Class A1,
4.912% VRN 2/25/71 (a) (b) (g)	1,935,185	1,912,911
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A2, 5.289% STEP 10/25/69 (a)	1,587,076	1,583,398
Series 2024-INV2, Class A3, 5.441% STEP 10/25/69 (a)	1,587,076	1,583,322
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (g)	3,729,861	3,051,784
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (g)	2,245,260	1,837,079

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
OBX Trust
Series 2021-NQM4, Class A1, 1.957% VRN 10/25/61 (a) (b) (g)	$2,892,995	$2,457,163
Series 2025-NQM22, Class A2, 5.162% STEP 10/25/65 (a)	1,692,975	1,679,301
PRPM Trust, Series 2025-NQM4, Class A2,
5.285% STEP 7/25/70 (a)	1,730,816	1,715,193
Verus Securitization Trust, Series 2026-1, Class A1,
4.863% VRN 1/25/71 (a) (b) (g)	860,991	851,955
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB
7.000% 8/25/35	1,826,824	1,540,382
		18,212,488
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $217,274,005)		209,789,042
Sovereign Debt Obligations — 0.3%
Mexico Government International Bond
2.659% 5/24/31	1,488,000	1,311,151
4.750% 3/08/44	1,778,000	1,429,512
4.875% 5/19/33	200,000	189,500
		2,930,163
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,345,779)		2,930,163
U.S. Government Agency Obligations and Instrumentalities (h) — 22.6%
Pass-Through Securities — 22.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	3,546,404	2,884,112
Pool #RA4255 2.000% 1/01/51	7,224,380	5,886,514
Pool #SD8199 2.000% 3/01/52	1,858,556	1,493,465
Pool #SD8147 2.500% 5/01/51	2,602,897	2,199,187
Pool #RA5576 2.500% 7/01/51	5,732,486	4,884,577
Pool #SD8189 2.500% 1/01/52	1,838,527	1,548,774
Pool #SD7226 2.500% 5/01/52	19,983,708	16,952,921
Pool #G08715 3.000% 8/01/46	903,952	809,976
Pool #G08726 3.000% 10/01/46	1,640,361	1,469,828
Pool #G08732 3.000% 11/01/46	1,161,360	1,040,624
Pool #G08741 3.000% 1/01/47	786,800	704,757
Pool #SD0905 3.000% 3/01/52	2,765,427	2,443,697
Pool #SD3016 3.000% 6/01/52	1,655,605	1,452,127
Pool #SD5202 4.000% 10/01/52	3,211,905	3,008,332
Pool #SD4364 5.500% 10/01/53	4,152,913	4,206,748
Federal National Mortgage Association
Pool #MA4158 2.000% 10/01/50	2,357,456	1,905,413
Pool #BT9728 2.000% 10/01/51	4,087,366	3,293,394
Pool #MA4577 2.000% 4/01/52	5,652,606	4,542,221
Pool #CB0414 2.500% 5/01/51	5,173,984	4,389,282
Pool #FM8596 2.500% 9/01/51	1,746,635	1,488,285
Pool #FS3035 2.500% 4/01/52	6,422,377	5,474,431
Pool #MA3029 3.000% 6/01/32	809,917	783,626
Pool #MA3090 3.000% 8/01/32	285,111	275,536
Pool #MA1607 3.000% 10/01/33	1,004,178	961,631

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BN7755 3.000% 9/01/49	$1,251,160	$1,113,029
Pool #BO2259 3.000% 10/01/49	2,231,894	1,984,790
Pool #FS1075 3.000% 3/01/52	2,797,329	2,476,258
Pool #CB3304 3.000% 4/01/52	4,365,680	3,864,598
Pool #CB3305 3.000% 4/01/52	5,205,182	4,599,610
Pool #BW9897 4.500% 10/01/52	1,616,230	1,558,898
Pool #MA5734 5.000% 6/01/55	5,495,369	5,407,927
Pool #MA5107 5.500% 8/01/53	1,552,007	1,565,821
Pool #FA0095 6.000% 12/01/54	7,876,235	8,100,665
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,979,304	1,770,146
Pool #MA6283 3.000% 11/20/49	3,611,873	3,217,781
Pool #MA6409 3.000% 1/20/50	3,756,165	3,352,199
Pool #MA4321 3.500% 3/20/47	2,240,827	2,070,065
Pool #MA8647 5.000% 2/20/53	2,933,964	2,911,253
Pool #MA8725 5.000% 3/20/53	2,986,800	2,962,747
Pool #MA8947 5.000% 6/20/53	1,705,227	1,691,495
Pool #MB0025 5.000% 11/20/54	1,767,417	1,746,004
Pool #MA8429 5.500% 11/20/52	4,316,015	4,388,069
Pool #MA8648 5.500% 2/20/53	1,033,245	1,048,799
Pool #MA8801 5.500% 4/20/53	3,332,067	3,381,187
Pool #MA8879 5.500% 5/20/53	3,006,587	3,049,969
Pool #MA8948 5.500% 6/20/53	961,140	975,009
Pool #MA9171 5.500% 9/20/53	2,738,339	2,773,572
Pool #MA9241 5.500% 10/20/53	2,484,798	2,515,992
Government National Mortgage Association II, TBA 3.500% 7/20/56 (f)	7,000,000
Uniform Mortgage-Backed Security, TBA
2.000% 7/01/56 (f)	38,500,000	30,724,806
5.000% 7/01/56 (f)	12,500,000	12,281,739
		191,915,206
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $198,214,567)		191,915,206
U.S. Treasury Obligations — 7.5%
U.S. Treasury Bonds & Notes — 7.5%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	26,950,000	16,763,743
4.250% 11/15/40	16,000,000	15,175,856
4.625% 11/15/44	2,000,000	1,927,500
4.875% 8/15/45	9,935,000	9,858,936
U.S. Treasury Notes
3.500% 2/15/33	15,000,000	14,310,937
3.750% 10/31/32	6,000,000	5,822,344
		63,859,316

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,878,826)		$63,859,316
TOTAL BONDS & NOTES (Cost $848,383,679)		828,852,456
TOTAL LONG-TERM INVESTMENTS (Cost $848,383,679)		828,852,456
Short-Term Investments — 9.1%
Commercial Paper — 7.5%
Becton Dickinson & Co.
4.092% 7/09/26 (a)	$10,000,000	9,990,176
EIDP, Inc.
4.217% 7/06/26 (a)	10,000,000	9,993,379
Equifax, Inc.
4.146% 7/22/26 (a)	8,000,000	7,980,501
4.237% 8/17/26 (a)	4,000,000	3,978,528
Evergy Kansas Central, Inc.
3.884% 7/01/26 (a)	5,000,000	4,999,462
Hubbell, Inc.
4.135% 8/18/26 (a)	4,000,000	3,978,926
Oracle Corp.
4.406% 7/22/26 (a)	4,000,000	3,990,032
Penske Truck Leasing Co. LP
4.099% 7/27/26	6,000,000	5,981,495
4.211% 7/20/26	4,000,000	3,990,947
4.211% 9/01/26	5,000,000	4,962,795
Spire, Inc.
4.105% 8/04/26 (a)	4,000,000	3,984,418
		63,830,659
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (j)	11,362,870	11,362,870
	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (k)	$2,306,771	2,306,771
TOTAL SHORT-TERM INVESTMENTS (Cost $77,506,058)		77,500,300
TOTAL INVESTMENTS — 106.5% (Cost $925,889,737) (l)		906,352,756
Other Assets/(Liabilities) — (6.5)%		(55,141,543)
NET ASSETS — 100.0%		$851,211,213

MML Barings Core Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FHMMUSTF	Federated Hermes Money Market U.S. Treasury Fund Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $358,818,400 or 42.15% of net assets.
(b)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security is perpetual and has no stated maturity date.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $31,346,658 or 3.68% of net assets. The Fund received $20,743,934 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $4,026,736 or 0.47% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.

(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(k)	Maturity value of $2,306,899. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $2,352,955.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/21/26	201	$22,238,203	$575,297
U.S. Treasury Note 10 Year	9/21/26	252	27,504,262	188,176
U.S. Treasury Ultra 10 Year	9/21/26	20	2,245,222	4,153
U.S. Treasury Ultra Bond	9/21/26	240	27,081,055	796,445
U.S. Treasury Note 2 Year	9/30/26	270	55,736,857	(80,998)
U.S. Treasury Note 5 Year	9/30/26	1	106,984	63
				$1,483,136

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 99.2%
Corporate Debt — 60.5%
Advertising — 0.5%
Neptune Bidco US, Inc.
9.500% 2/15/33 (a)	$350,000	$353,870
Apparel — 0.4%
Beach Acquisition Bidco LLC PIK 10.750%, Cash
10.000% 7/15/33 (a)	250,000	283,886
Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	115,000	114,574
5.730% 9/05/30	200,000	201,096
General Motors Co.
5.200% 4/01/45	100,000	88,745
Stellantis Finance US, Inc.
6.375% 9/12/32 (a)	350,000	351,813
		756,228
Banks — 9.1%
Bank of America Corp. 5 yr. CMT + 2.351%
6.250% VRN (b) (c)	160,000	161,922
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (c)	320,000	331,557
Barclays PLC 5 yr. CMT + 3.410%
4.375% VRN (b) (c)	375,000	364,042
BNP Paribas SA 5 yr. CMT + 3.340%
4.625% VRN (a) (b) (c)	375,000	345,236
Citigroup, Inc. 5 yr. CMT + 2.572%
6.750% VRN (b) (c)	140,000	141,954
First Citizens BancShares, Inc.
5 yr. CMT + 1.850% 5.600% VRN 9/05/35 (c)	235,000	230,741
5 yr. CMT + 3.301% 7.000% VRN (b) (c)	250,000	252,562
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	185,000	190,217
HSBC Holdings PLC
6.500% 9/15/37	125,000	133,293
5 yr. CMT + 2.635% 6.950% VRN (b) (c)	300,000	305,305
Huntington Bancshares, Inc.
5 yr. CMT + 1.170% 2.487% VRN 8/15/36 (c)	200,000	172,557
5 yr. CMT + 1.700% 6.141% VRN 11/18/39 (c)	140,000	142,992
ING Groep NV 5 yr. CMT + 2.862%
3.875% VRN (b) (c) (d)	400,000	392,901
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	200,000	204,802
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (b) (c)	205,000	218,204
NatWest Group PLC 5 yr. CMT + 2.937%
7.300% VRN (b) (c)	375,000	390,449

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank Abp
5 yr. CMT + 2.602% 3.750% VRN (a) (b) (c)	$200,000	$187,830
5 yr. CMT + 2.660% 6.300% VRN (a) (b) (c)	300,000	301,744
Old National Bancorp 3 mo. USD Term SOFR + 2.200%
5.768% VRN 2/15/36 (c)	73,000	72,990
Pinnacle Financial Partners, Inc. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (c)	405,000	414,523
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (c)	200,000	203,434
Swedbank AB 5 yr. CMT + 2.864%
4.000% VRN (a) (b) (c)	400,000	377,823
Texas Capital Bancshares, Inc. 1 day USD SOFR + 1.940%
5.301% VRN 2/27/32 (c)	325,000	321,638
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.630% 6.850% VRN (a) (b) (c)	250,000	254,679
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	254,000	258,414
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c) (d)	125,000	123,802
		6,495,611
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	100,000	93,320
Building Materials — 0.6%
Cemex SAB de CV
5.750% 6/05/36	109,000	108,619
JH North America Holdings, Inc.
6.125% 7/31/32 (a)	306,000	308,537
		417,156
Chemicals — 0.9%
Celanese US Holdings LLC
7.350% STEP 11/15/28	160,000	166,632
FMC Corp. 5 yr. CMT + 4.366%
8.450% VRN 11/01/55 (c)	275,000	200,285
Huntsman International LLC
2.950% 6/15/31	288,000	258,865
		625,782
Commercial Services — 0.5%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (a)	350,000	350,669
Triton Container International Ltd.
3.150% 6/15/31 (a)	46,000	41,649
		392,318
Computers — 0.6%
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	175,000	172,343

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Parsons Corp.
2.625% 3/01/29	$250,000	$245,950
		418,293
Cosmetics & Personal Care — 0.9%
Perrigo Finance Unlimited Co.
6.125% 9/30/32	705,000	673,350
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (c)	150,000	151,935
Ally Financial, Inc. 7 yr. CMT + 3.481%
4.700% VRN (b) (c)	120,000	116,242
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	150,000	149,346
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $106,000),
5.800% 5/21/54 (e)	106,000	100,373
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (c)	370,000	369,261
Azorra Finance Ltd.
6.250% 2/15/34 (a)	179,000	172,992
BGC Group, Inc.
6.600% 6/10/29	425,000	438,185
Citadel Finance LLC
4.750% 2/14/29 (a)	250,000	246,082
GGAM Finance Ltd.
6.875% 4/15/29 (a)	500,000	510,901
OneMain Finance Corp.
6.750% 9/15/33	331,000	327,669
Stonebriar ABF Issuer LLC
7.000% 8/15/31 (a) (f)	269,000	268,960
Synchrony Financial 1 day USD SOFR Index + 2.130%
5.935% VRN 8/02/30 (c)	150,000	152,986
Voya Financial, Inc.
4.700% VRN 1/23/48 (c)	325,000	319,338
		3,324,270
Electric — 3.7%
AES Corp.
5 yr. CMT + 2.890% 6.950% VRN 7/15/55 (c)	67,000	66,147
5 yr. CMT + 3.201% 7.600% VRN 1/15/55 (c)	250,000	255,969
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (a)	417,000	418,030
Dominion Energy, Inc.
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (c)	150,000	150,664
5 yr. CMT + 1.702% 6.250% VRN 12/15/56 (c) (d)	82,000	82,347
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (c)	335,000	330,429
Pacific Gas & Electric Co.
5.200% 5/01/36	144,000	139,865

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
PG&E Corp. 5 yr. CMT + 3.883%
7.375% VRN 3/15/55 (c)	$150,000	$152,847
Sempra
5 yr. CMT + 2.632% 6.400% VRN 10/01/54 (c)	150,000	150,804
5 yr. CMT + 2.789% 6.875% VRN 10/01/54 (c)	147,000	149,964
Talen Energy Supply LLC
6.375% 5/01/33 (a)	376,000	375,525
XPLR Infrastructure Operating Partners LP
7.750% 4/15/34 (a)	350,000	368,400
		2,640,991
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc.
5.250% 4/15/31 (a)	237,000	234,568
Entertainment — 0.7%
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (a)	486,000	476,392
Health Care - Services — 1.5%
Centene Corp.
3.000% 10/15/30	175,000	158,383
4.625% 12/15/29	175,000	169,758
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (a)	281,000	258,510
Horseshoe Funding Trust II
6.887% 11/15/55 (a)	160,000	167,729
Humana, Inc. 5 yr. CMT + 2.891%
6.625% VRN 9/15/56 (c)	335,000	333,994
		1,088,374
Insurance — 12.6%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	400,000	405,576
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
6.851% VRN 8/15/53 (c)	330,000	330,806
American National Group, Inc.
6.000% 7/15/35	165,000	164,384
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (c)	535,000	522,412
Ascot Group Ltd.
4.250% 12/15/30 (a) (d)	200,000	185,806
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (c)	66,000	66,232
Asurion LLC/Asurion Co-Issuer, Inc.
8.375% 2/01/34 (a)	271,000	250,859
Athene Holding Ltd., (Acquired 10/07/24, Cost $145,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (c) (e)	145,000	139,328
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (c)	350,000	342,127
Belrose Funding Trust II
6.792% 5/15/55 (a)	175,000	179,185
Brighthouse Financial Global Funding
2.000% 6/28/28 (a)	125,000	117,381

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Brighthouse Financial, Inc.
3.850% 12/22/51	$380,000	$217,699
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (c)	390,000	395,651
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (c)	393,000	390,540
Enstar Group Ltd.
3.100% 9/01/31	200,000	178,071
1 day USD SOFR + 2.540% 6.693% VRN 7/15/37 (a) (c) (f)	177,000	177,372
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.289% FRN 1/08/42 (a) (c)	900,000	892,992
Fortitude Global Funding
4.625% 10/06/28 (a)	71,000	70,232
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	319,000	325,841
Global Atlantic Fin Co.
6.750% 3/15/54 (a) (d)	136,000	129,554
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (c)	153,000	149,947
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (c)	200,000	201,412
Grand River Funding Trust I
6.311% 2/15/36 (a)	250,000	250,760
Kemper Corp.
3.800% 2/23/32	475,000	428,736
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (c)	365,000	362,412
Lincoln National Corp.
5 yr. CMT + 2.400% 6.800% VRN 7/15/56 (c)	196,000	195,769
5 yr. CMT + 5.318% 9.250% VRN (b) (c) (d)	169,000	177,984
Mercury General Corp.
6.250% 6/15/36	137,000	139,400
MetLife Capital Trust IV
7.875% 12/15/67 (a)	350,000	382,938
Omnis Funding Trust
6.722% 5/15/55 (a)	165,000	171,802
Reinsurance Group of America, Inc. 5 yr. CMT + 2.344%
6.375% VRN 9/15/56 (c)	333,000	330,291
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	350,000	337,441
USF&G Capital I
8.500% 12/15/45 (a)	95,000	97,391
Vitality Re XVI Ltd. MSMMUSTF + 1.750%
5.260% FRN 1/08/30 (a) (c)	302,000	300,158
		9,008,489
Internet — 0.5%
Expedia Group, Inc.
5.500% 4/15/36	194,000	192,065
Meta Platforms, Inc.
5.625% 11/15/55	195,000	176,701
		368,766

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 3.9%
Antares Holdings LP
6.500% 2/08/29 (a)	$325,000	$325,581
Apollo Debt Solutions BDC
6.550% 3/15/32	98,000	98,839
ARES Capital Corp.
5.875% 3/01/29	92,000	92,729
ARES Strategic Income Fund
6.350% 8/15/29	250,000	252,285
Blackstone Private Credit Fund
5.050% 9/10/30	160,000	153,110
Blackstone Secured Lending Fund
5.300% 6/30/30	300,000	291,740
Blue Owl Credit Income Corp.
5.800% 3/15/30	310,000	302,032
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	312,000	313,488
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	258,000	258,241
HPS Corporate Lending Fund
5.450% 1/14/28	290,000	288,883
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
10.000% 11/15/29 (a)	350,000	345,175
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29	79,000	79,902
		2,802,005
Leisure Time — 1.7%
NCL Corp. Ltd.
6.250% 9/15/33 (a)	680,000	660,394
Sabre Financial Borrower LLC
11.125% 6/15/29 (a)	348,000	367,298
Sabre GLBL, Inc.
10.750% 11/15/29 (a)	72,000	69,179
10.750% 3/15/30 (a)	91,000	86,814
		1,183,685
Lodging — 0.3%
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (a)	188,000	185,549
Media — 2.0%
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250% 6/01/32 (a)	218,000	221,498
Nexstar Media, Inc.
6.500% 9/15/33 (a)	453,000	452,874
Paramount Global 5 yr. CMT + 3.999%
6.375% VRN 3/30/62 (c) (d)	179,000	152,951
Space Exploration Technologies Corp.
5.350% 7/15/31 (a)	165,000	164,570
Time Warner Cable LLC
4.500% 9/15/42	80,000	60,295

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5.875% 11/15/40	$150,000	$134,133
6.550% 5/01/37	275,000	272,602
		1,458,923
Mining — 0.5%
Novelis Corp.
3.875% 8/15/31 (a)	360,000	327,907
Oil & Gas — 2.9%
Helmerich & Payne, Inc.
5.500% 12/01/34	155,000	152,044
Hilcorp Energy I LP/Hilcorp Finance Co.
7.250% 2/15/35 (a)	593,000	583,875
Ovintiv, Inc.
6.500% 2/01/38	120,000	126,376
Patterson-UTI Energy, Inc.
7.150% 10/01/33	135,000	145,052
Petroleos Mexicanos
6.375% 1/23/45	35,000	29,834
Phillips 66 Co.
5 yr. CMT + 2.283% 5.875% VRN 3/15/56 (c)	125,000	124,059
5 yr. CMT + 2.166% 6.200% VRN 3/15/56 (c)	105,000	105,459
Santos Finance Ltd.
6.875% 9/19/33 (a)	225,000	244,287
Sunoco LP
5.375% 7/15/31 (a)	264,000	260,405
6.625% 8/15/32 (a)	315,000	320,376
		2,091,767
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (a)	350,000	345,243
Pharmaceuticals — 1.7%
1261229 BC Ltd.
10.000% 4/15/32 (a)	300,000	303,851
CVS Health Corp. 5 yr. CMT + 2.516%
6.750% VRN 12/10/54 (c)	300,000	312,552
CVS Pass-Through Trust
5.926% 1/10/34 (a)	124,016	125,861
7.507% 1/10/32 (a)	8,105	8,468
HLF Financing SARL LLC/Herbalife International, Inc.
7.750% 5/01/33 (a)	323,000	327,375
Utah Acquisition Sub, Inc.
5.250% 6/15/46	180,000	152,291
		1,230,398
Pipelines — 1.7%
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (c)	160,000	163,818
Energy Transfer LP
5.950% 5/15/54	63,000	60,300

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (c)	$165,000	$166,380
3 mo. USD Term SOFR + 4.417% 6.625% VRN (b) (c)	200,000	201,604
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (c) (d)	102,000	101,636
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.023% VRN (b) (c)	320,000	319,994
TransCanada PipeLines Ltd. 5 yr. CMT + 2.250%
6.125% VRN 10/17/56 (c)	76,000	76,843
Venture Global LNG, Inc. 5 yr. CMT + 5.440%
9.000% VRN (a) (b) (c)	150,000	146,447
		1,237,022
Real Estate Investment Trusts (REITS) — 1.5%
EPR Properties
3.600% 11/15/31	215,000	196,919
Piedmont Operating Partnership LP
5.625% 1/15/33	265,000	263,860
Service Properties Trust
4.950% 10/01/29 (d)	590,000	555,803
Store Capital LLC
4.950% 2/11/31	85,000	83,921
		1,100,503
Retail — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.500% 12/15/35 (a)	400,000	386,543
Semiconductors — 0.6%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	225,000	237,199
Intel Corp.
5.300% 5/15/36	165,000	164,175
		401,374
Software — 1.3%
Cloud Software Group, Inc.
8.250% 6/30/32 (a)	400,000	374,898
Oracle Corp.
4.450% 9/26/30	175,000	168,939
4.900% 2/06/33	75,000	71,109
6.100% 9/26/65	160,000	133,863
6.550% 2/04/46	170,000	160,257
		909,066
Telecommunications — 2.2%
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (a)	309,000	318,131
Sable International Finance Ltd.
7.125% 10/15/32 (a)	322,000	319,607
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
8.625% 6/15/32 (a)	600,000	625,930

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Verizon Communications, Inc. 5 yr. CMT + 1.813%
6.050% VRN 5/14/58 (c)	$111,000	$112,025
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (a)	200,000	164,331
		1,540,024
Transportation — 0.1%
Fedex Freight Holding Co., Inc.
4.950% 3/15/33 (a)	100,000	97,983
Venture Capital — 0.4%
Hercules Capital, Inc.
2.625% 9/16/26	168,000	167,150
6.000% 6/16/30 (d)	125,000	124,787
		291,937
TOTAL CORPORATE DEBT (Cost $43,368,253)		43,241,593
Non-U.S. Government Agency Obligations — 32.6%
Automobile Asset-Backed Securities — 1.4%
Exeter Automobile Receivables Trust, Series 2026-2A, Class D
5.510% 8/16/32	300,000	301,174
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class B
4.700% 1/17/34 (a)	750,000	740,393
		1,041,567
Commercial Mortgage-Backed Securities — 4.4%
Bank
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (a) (c) (h)	500,000	378,263
Series 2019-BN17, Class C, 4.660% VRN 4/15/52 (c) (h)	331,000	311,925
Benchmark Mortgage Trust, Series 2021-B25, Class 300C,
3.094% VRN 4/15/54 (a) (c) (h)	500,000	354,722
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	192,819
Harvest Commercial Capital Loan Trust
Series 2025-1, Class M2, 6.735% VRN 6/25/57 (c) (h)	194,995	194,768
Series 2025-1, Class M3, 7.129% VRN 6/25/57 (c) (h)	189,006	188,777
Series 2025-1, Class M4, 9.044% VRN 6/25/57 (c) (h)	380,090	385,481
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.490% FRN 3/15/38 (a) (c)	302,400	288,411
RFR Trust, Series 2025-SGRM, Class C,
6.013% VRN 3/11/41 (a) (c) (h)	300,000	298,743
TORY Commercial Mortgage Trust, Series 2026-HGTS, Class B,
5.327% VRN 1/13/46 (a) (c) (h)	200,000	195,094
US Bank NA, Series 2025-SUP1, Class C, 30 day USD SOFR Average + 1.900%
5.528% FRN 2/25/32 (a) (c)	134,429	134,493

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2,
5.890% VRN 2/25/56 (a) (c) (h)	$198,979	$195,555
		3,119,051
Home Equity Asset-Backed Securities — 0.9%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD Term SOFR + 1.014%
3.812% FRN 10/25/34 (c)	28,566	27,695
FIGRE Trust, Series 2026-HE1, Class C,
5.434% VRN 1/25/56 (a) (c) (h)	270,899	267,396
Vista Point Securitization Trust
Series 2025-CES3, Class A1, 5.297% STEP 11/25/55 (a)	171,048	170,204
Series 2026-CES1, Class A3, 5.376% STEP 2/25/56 (a)	200,000	196,153
		661,448
Other Asset-Backed Securities — 11.4%
AIMCO CLO 15 Ltd., Series 2021-15A, Class AR, 3 mo. USD Term SOFR + 1.200%
4.880% FRN 4/17/38 (a) (c)	500,000	500,195
Arini US CLO V Ltd., Series 5A, Class A, 3 mo. USD Term SOFR + 1.230%
4.903% FRN 4/15/39 (a) (c)	250,000	250,211
Canon Music Issuer Trust, Series 2026-1A, Class A
5.521% 5/01/76 (a)	200,000	199,443
Capital Automotive REIT, Series 2026-1A, Class A2
5.070% 2/15/56 (a)	199,167	193,974
CIFC Funding Ltd., Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450%
5.130% FRN 7/16/37 (a) (c)	500,000	500,329
Goodgreen Trust
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	66,441	57,771
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	296,047	244,313
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, 3 mo. USD Term SOFR + 1.220%
4.890% FRN 4/28/39 (a) (c)	250,000	250,181
HINNT LLC, Series 2025-A, Class D
8.220% 3/15/44 (a)	386,485	389,832
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	219,910
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	107,097	91,729
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, 3 mo. USD Term SOFR + 1.250%
4.914% FRN 4/22/36 (a) (c)	250,000	250,112
Magnetite XXVI Ltd., Series 2020-26A, Class AR2, 3 mo. USD Term SOFR + 1.150%
4.817% FRN 1/25/38 (a) (c)	500,000	499,543
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	100,000	99,538
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.180% FRN 10/16/35 (a) (c)	500,000	500,047

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.805% FRN 4/20/38 (a) (c)	$500,000	$499,352
OCP CLO Ltd.
Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100% 4.773% FRN 1/15/37 (a) (c)	500,000	499,018
Series 2015-9A, Class BR3, 3 mo. USD Term SOFR + 1.450% 5.123% FRN 1/15/37 (a) (c)	500,000	500,135
Renew Financial, Series 2021-1, Class M
3.210% 11/20/56 (a)	119,242	95,149
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD Term SOFR + 1.982%
5.624% FRN 5/20/31 (a) (c)	250,000	250,480
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.903% FRN 1/15/39 (a) (c)	250,000	250,125
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
4.822% FRN 1/20/38 (a) (c)	500,000	499,326
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	200,207	191,686
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	90,863	87,251
Thrust Engine Leasing DAC, Series 2021-1A, Class C
7.386% 7/15/40 (a)	67,675	67,088
USQ Rail IV LLC, Series 2025-1A, Class A
5.480% 3/29/55 (a)	470,926	472,690
Wise CLO Ltd., Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.330%
5.005% FRN 10/20/38 (a) (c)	500,000	500,843
		8,160,271
Student Loans Asset-Backed Securities — 3.6%
Bayview Opportunity Master Fund VII LLC, Series 2025-EDU1, Class B, 30 day USD SOFR Average + 1.700%
5.328% FRN 7/27/48 (a) (c)	188,582	188,374
College Avenue Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	107,869	99,959
Series 2019-A, Class C, 4.460% 12/28/48 (a)	74,870	72,709
Series 2019-A, Class D, 5.500% 12/28/48 (a)	59,335	54,400
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	31,004
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + 0.450%
5.304% FRN 8/25/42 (c) (g)	211,279	191,821
Navient Refinance Loan Trust, Series 2026-B, Class C
6.030% 6/15/56 (a)	350,000	350,567
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	129,549	126,003
Series 2018-1A, Class B, 30 day USD SOFR Average + 1.314% 4.942% FRN 3/25/67 (a) (c)	250,000	238,719
Nelnet Student Loan Trust
Series 2012-2A, Class B, 30 day USD SOFR Average + 1.114% 4.742% FRN 11/25/36 (a) (c)	200,000	199,769

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2012-4A, Class B, 30 day USD SOFR Average + 1.114% 4.742% FRN 7/26/49 (a) (c)	$250,000	$231,468
SMB Private Education Loan Trust
Series 2019-A, Class B, 4.000% 11/17/42 (a)	185,000	176,815
Series 2026-B, Class B, 5.360% 3/15/56 (a)	300,000	297,138
Series 2026-B, Class C, 5.460% 3/15/56 (a)	300,000	292,784
		2,551,530
Whole Loan Collateral Collateralized Mortgage Obligations — 10.9%
A&D Mortgage Trust, Series 2025-NQM5, Class A1FC,
5.084% STEP 12/25/70 (a)	560,222	559,676
Aspire Mortgage Trust, Series 2026-3, Class A2,
5.560% STEP 5/25/66 (a)	300,000	299,664
COLT Mortgage Loan Trust
Series 2026-3, Class A1, 5.119% VRN 5/25/71 (a) (c) (h)	300,000	297,934
Series 2026-5, Class A2, 5.561% STEP 7/27/71 (a)	300,000	299,629
Ellington Financial Mortgage Trust
Series 2026-INV2, Class A2, 4.935% STEP 2/25/71 (a)	569,706	561,176
Series 2026-NQM4, Class A1, 5.466% VRN 4/25/71 (a) (c) (h)	578,652	578,548
Series 2026-NQM6, Class A1, 5.466% VRN 6/25/71 (a) (c) (h)	350,000	349,983
Series 2026-NQM4, Class A2, 5.669% STEP 4/25/71 (a)	289,326	289,270
Series 2026-NQM6, Class A2, 5.669% STEP 6/25/71 (a)	375,000	374,982
JP Morgan Mortgage Trust
Series 2026-NQX1, Class A1, 5.500% VRN 7/25/66 (a) (c) (h)	282,513	281,835
Series 2026-NQX1, Class A2, 5.805% STEP 7/25/66 (a)	282,513	282,637
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM6, Class A2,
5.710% STEP 5/26/71 (a)	375,000	375,328
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (c) (h)	1,600,000	1,301,029
OBX Trust, Series 2026-R2, Class A2,
5.613% STEP 3/25/63 (a)	400,000	398,828
PRKCM Trust, Series 2026-AFC2, Class A1,
5.368% VRN 4/25/61 (a) (c) (h)	320,049	318,433
Santander Mortgage Asset Receivable Trust, Series 2026-NQM5, Class A2,
5.709% STEP 6/25/66 (a)	300,000	299,909
Verus Securitization Trust
Series 2026-4, Class A2, 5.323% STEP 4/25/71 (a)	297,722	296,309
Series 2026-R2, Class A2, 5.426% STEP 10/25/67 (a)	308,819	307,190
Series 2026-R5, Class A1, 5.457% VRN 3/25/68 (a) (c) (h)	300,000	300,230
		7,772,590
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,066,319)		23,306,457
Sovereign Debt Obligations — 5.0%
Bahamas Government International Bond
8.250% 6/24/36 (a)	225,000	251,998
Brazilian Government International Bond
6.125% 3/15/34	250,000	250,913
Colombia Government International Bond
7.500% 2/02/34	250,000	266,750

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Hungary Government International Bond
6.250% 9/22/32 (a)	$250,000	$264,108
Ivory Coast Government International Bond
6.750% 2/25/41 (a)	275,000	266,389
Mexico Government International Bond
4.750% 3/08/44	174,000	139,896
6.625% 1/29/38	250,000	255,875
Nigeria Government International Bond
8.631% 1/13/36 (a)	225,000	243,830
Panama Government International Bond
5.227% 2/23/34	340,000	335,172
Republic of Armenia International Bond
6.750% 3/12/35 (a)	250,000	261,675
Republic of South Africa Government International Bond
7.250% 12/11/55 (a)	275,000	274,377
Republic of Uzbekistan International Bond
6.947% 5/25/32 (a)	250,000	267,757
Romanian Government International Bond
6.625% 5/16/36 (a)	250,000	255,147
Turkiye Government International Bond
7.250% 5/29/32	250,000	257,302
		3,591,189
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,569,821)		3,591,189
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds & Notes — 1.1%
U.S. Treasury Notes
3.375% 12/31/27 (d)	500,000	494,279
4.125% 4/30/33	250,000	247,265
		741,544
TOTAL U.S. TREASURY OBLIGATIONS (Cost $745,821)		741,544
TOTAL BONDS & NOTES (Cost $71,750,214)		70,880,783
	Number of Shares
Equities — 0.2%
Preferred Stock — 0.2%
Financials — 0.2%
KKR & Co., Inc. 6.875% Series T	7,000	169,820
TOTAL PREFERRED STOCK (Cost $175,000)		169,820
TOTAL EQUITIES (Cost $175,000)		169,820

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Warrants — 0.0%
Materials — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (i) (j) (k)	$150	$3,709
TOTAL WARRANTS (Cost $0)		3,709
TOTAL LONG-TERM INVESTMENTS (Cost $71,925,214)		71,054,312
	Number of Shares
Short-Term Investments — 2.6%
Investment of Cash Collateral from Securities Loaned — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (l)	1,701,538	1,701,538
	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (m)	$134,512	134,512
TOTAL SHORT-TERM INVESTMENTS (Cost $1,836,050)		1,836,050
TOTAL INVESTMENTS — 102.0% (Cost $73,761,264) (n)		72,890,362
Other Assets/(Liabilities) — (2.0)%		(1,434,507)
NET ASSETS — 100.0%		$71,455,855

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
MSMMUSTF	Morgan Stanley Money Market U.S. Treasury Fund Index
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $44,427,038 or 62.17% of net assets.
(b)	Security is perpetual and has no stated maturity date.

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(c)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $3,122,751 or 4.37% of net assets. The Fund received $1,491,747 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $239,701 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	LIBOR, the London Interbank Offered Rate, was a benchmark interest rate used in loans, notes, derivatives, and other instruments or investments. As a result of benchmark reforms, publication of LIBOR settings has ceased, effective with the last published synthetic rate on June 30, 2026. This security continues to earn interest according to the last published synthetic LIBOR rate (4.85372%) plus 0.450%. The issuer has not identified an alternate floating rate benchmark for this security.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2026.
(i)	Investment is valued using significant unobservable inputs.
(j)	Non-income producing security.
(k)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2026, these securities amounted to a value of $3,709 or 0.01% of net assets.
(l)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(m)	Maturity value of $134,519. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 1/31/28, and an aggregate market value, including accrued interest, of $137,367.
(n)	See Note 3 for aggregate cost for federal tax purposes.

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call BRL Put	Bank of America N.A.	8/25/26	5.52	100,000	USD	100,000	$(543)	$(842)	$299
USD Call KRW Put	Bank of America N.A.	9/28/26	1,600.00	100,000	USD	100,000	(805)	(668)	(137)
USD Call ILS Put	Bank of America N.A.	11/18/26	3.04	100,000	USD	100,000	(1,550)	(1,210)	(340)
USD Call BRL Put	Bank of America N.A.	11/24/26	6.00	200,000	USD	200,000	(1,631)	(2,334)	703
NZD Call USD Put	Bank of America N.A.	12/18/26	0.61	173,000	NZD	173,000	(416)	(717)	301
GBP Call JPY Put	Bank of America N.A.	12/23/26	215.00	200,000	GBP	200,000	(4,238)	(3,264)	(974)
USD Call KRW Put	Bank of America N.A.	12/29/26	1,600.00	100,000	USD	100,000	(1,403)	(1,191)	(212)
USD Call BRL Put	Bank of America N.A.	2/24/27	6.00	100,000	USD	100,000	(1,849)	(2,005)	156
AUD Call JPY Put	Canadian Imperial Bank of Commerce	9/28/26	112.50	150,000	AUD	150,000	(1,414)	(1,024)	(390)
AUD Call JPY Put	Canadian Imperial Bank of Commerce	12/28/26	112.50	150,000	AUD	150,000	(1,866)	(1,489)	(377)
NZD Call JPY Put	Citibank N.A.	11/19/26	94.00	100,000	NZD	100,000	(697)	(952)	255

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)
AUD Call JPY Put	Citibank N.A.	2/18/27	118.00	100,000	AUD	100,000	(483)	(698)	215
							$(16,895)	$(16,394)	$(501)
Put
NZD Put USD Call	Bank of America N.A.	12/18/26	0.56	173,000	NZD	173,000	$(1,262)	$(933)	$(329)
GBP Put USD Call	Bank of America N.A.	2/18/27	1.28	90,000	GBP	90,000	(1,105)	(1,438)	333
USD Put ILS Call	Citibank N.A.	7/23/26	3.00	200,000	USD	200,000	(3,105)	(1,572)	(1,533)
AUD Put JPY Call	Citibank N.A.	11/18/26	105.00	200,000	AUD	200,000	(1,085)	(1,447)	362
							$(6,557)	$(5,390)	$(1,167)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	7/27/26	SGD	269,100	USD	210,241	$(1,880)
Barclays Bank PLC	7/27/26	EUR	133,800	CAD	217,367	(395)
BNP Paribas SA	9/29/26	ARS	164,325,000	USD	105,000	63
Citibank N.A.	7/10/26	USD	255,000	IDR	4,342,552,845	12,330
Citibank N.A.	7/14/26	EGP	19,860,912	USD	360,000	41,950
Citibank N.A.	7/23/26	ZAR	2,575,000	USD	156,250	680
Citibank N.A.	7/23/26	NGN	262,711,100	USD	185,000	3,493
Citibank N.A.	7/23/26	CLP	189,336,926	USD	210,000	(4,565)
Citibank N.A.	7/23/26	USD	185,000	NGN	254,387,950	2,479
Citibank N.A.	7/27/26	MXN	4,584,111	CAD	361,000	6,785
Citibank N.A.	7/27/26	USD	212,536	SGD	269,100	4,174
Citibank N.A.	7/27/26	USD	107,059	THB	3,500,000	1,489
Citibank N.A.	9/29/26	USD	253,793	EGP	14,297,759	(26,572)
Citibank N.A.	9/29/26	EGP	13,452,374	USD	253,793	9,995
Citibank N.A.	9/29/26	ARS	245,150,161	USD	158,000	(1,261)
Citibank N.A.	9/29/26	KZT	133,695,284	USD	263,600	7,415
Deutsche Bank AG	7/10/26	HUF	46,663,871	EUR	126,000	5,808
Deutsche Bank AG	7/16/26	USD	260,000	INR	24,627,590	116
Deutsche Bank AG	7/16/26	INR	24,566,594	USD	260,000	(759)
Deutsche Bank AG	7/23/26	KRW	308,000,000	USD	209,896	(11,030)
Deutsche Bank AG	7/27/26	CNH	1,261,698	SGD	235,000	4,139
Deutsche Bank AG	7/27/26	CAD	214,632	EUR	133,800	(1,536)
Deutsche Bank AG	7/27/26	USD	107,381	NZD	186,000	1,651
Deutsche Bank AG	8/28/26	BRL	546,490	EUR	91,000	210
Deutsche Bank AG	9/29/26	USD	108,000	TWD	3,421,548	38
Goldman Sachs International	7/10/26	IDR	4,521,660,000	USD	255,000	(2,322)
Goldman Sachs International	8/28/26	ZMW	2,867,400	USD	159,300	(1,409)
Goldman Sachs International	9/24/26	NZD	271,500	CNH	1,040,038	607
HSBC Bank PLC	7/27/26	NOK	986,304	CAD	144,500	(2,388)
HSBC Bank PLC	7/27/26	TRY	12,845,622	EUR	224,000	13,696
HSBC Bank PLC	7/27/26	USD	217,260	ILS	648,600	(833)
HSBC Bank PLC	7/27/26	USD	106,168	SEK	1,012,000	1,658
JP Morgan Chase Bank N.A.	7/10/26	HUF	38,005,239	EUR	100,000	7,725
JP Morgan Chase Bank N.A.	7/15/26	SEK	1,708,736	EUR	157,000	(3,134)
JP Morgan Chase Bank N.A.	7/15/26	PEN	688,900	USD	200,000	1,453
Morgan Stanley & Co. LLC	7/27/26	USD	206,758	CHF	161,700	6,087
Morgan Stanley & Co. LLC	7/27/26	EUR	180,600	NOK	1,992,757	5,312
Standard Chartered Bank	7/10/26	KES	34,380,000	USD	261,544	3,822
Standard Chartered Bank	7/10/26	COP	972,566,190	CAD	364,500	26,888
Standard Chartered Bank	7/10/26	USD	262,103	KES	34,380,000	(3,263)
Standard Chartered Bank	7/27/26	NOK	1,966,201	EUR	180,600	(7,993)
Standard Chartered Bank	7/27/26	UGX	854,764,000	USD	227,029	5,257
Standard Chartered Bank	8/28/26	USD	159,300	ZMW	2,899,260	(345)
State Street Bank and Trust	9/29/26	USD	108,000	MYR	443,772	(1,074)
						$104,561

MML Barings Diversified Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	9/21/26	8	$873,151	$5,974
Short
U.S. Treasury Note 2 Year	9/30/26	16	$(3,296,778)	$(1,347)
U.S. Treasury Note 5 Year	9/30/26	59	(6,308,090)	(7,676)
				$(9,023)

Currency Legend
ARS	Argentinean Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
UGX	Ugandan Shilling
USD	U.S. Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 95.6%
Bank Loans — 4.0%
Advertising — 0.4%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.332% VRN 6/18/29 (a)	$2,601,562	$2,344,293
Chemicals — 0.0%
PMHC II, Inc., 2026 3rd Out Term Loan C1, 3 mo. USD Term SOFR + 4.250%
8.049% VRN 4/30/30 (a)	287,736	40,044
Computers — 0.1%
McAfee LLC, 2024 USD 1st Lien Term Loan B,
0.000% 3/01/29 (b)	623,418	551,725
Media — 0.5%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
6.144% VRN 6/03/33 (a)	2,529,076	2,528,849
Packaging & Containers — 0.8%
Balcan Innovations, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.413% VRN 10/20/31 (a)	752,381	603,786
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.750%
7.482% VRN 9/15/28 (a)	4,139,616	3,961,943
		4,565,729
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.894% VRN 10/08/30 (a)	5,288,178	5,122,076
Pipelines — 0.5%
Third Coast Infrastructure LLC, 2026 Term Loan B,
0.000% 9/25/30 (b)	2,709,956	2,722,666
Retail — 0.4%
Splat Super Holdco LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 5.000%
8.644% VRN 7/02/32 (a)	2,120,696	1,973,308
Software — 0.1%
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (b)	451,916	452,887
Telecommunications — 0.3%
Digicel International Finance Ltd., 2026 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.232% VRN 8/06/32 (a) (b)	1,869,903	1,879,253

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.000%, PIK 0.500%, Cash
6.758% - 6.758% VRN 3/11/30 (a)	$748	$747
		1,880,000
TOTAL BANK LOANS (Cost $22,521,713)		22,181,577
Corporate Debt — 91.6%
Advertising — 0.9%
CMG Media Corp.
8.875% 6/18/29 (c)	1,255,239	918,725
Neptune Bidco US, Inc.
9.290% 4/15/29 (c)	780,000	795,462
9.500% 2/15/33 (c)	2,181,000	2,205,115
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.000% 6/15/34 (c)	1,290,000	1,287,645
		5,206,947
Airlines — 0.4%
Allegiant Travel Co.
7.125% 7/01/31 (c) (d)	986,000	998,043
United Airlines Holdings, Inc.
4.875% 3/01/29	666,000	658,198
WestJet Airlines Ltd.
8.000% 2/14/31 (c)	645,000	647,444
		2,303,685
Apparel — 0.2%
Beach Acquisition Bidco LLC PIK 10.750%, Cash
10.000% 7/15/33 (c)	847,000	961,807
Auto Manufacturers — 0.7%
JB Poindexter & Co., Inc.
8.750% 12/15/31 (c)	3,732,000	3,836,962
Auto Parts & Equipment — 0.9%
Adient Global Holdings Ltd.
7.500% 2/15/33 (c) (d)	1,318,000	1,359,612
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% 4/15/31 (c)	284,000	283,987
6.375% 4/15/34 (c)	1,864,000	1,860,274
Phinia, Inc.
6.750% 4/15/29 (c)	164,000	167,954
6.625% 10/15/32 (c)	1,266,000	1,293,177
		4,965,004
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.
5.500% 2/15/34 (c)	1,290,000	1,267,357

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.3%
Knife River Corp.
7.750% 5/01/31 (c)	$3,564,000	$3,698,135
Smyrna Ready Mix Concrete LLC
6.000% 11/01/28 (c)	1,627,000	1,630,347
8.875% 11/15/31 (c)	499,000	526,173
Wilsonart LLC
11.000% 8/15/32 (c) (d)	1,670,000	1,352,932
		7,207,587
Chemicals — 1.1%
Consolidated Energy Finance SA
5.625% 10/15/28 (c) (d)	5,245,000	5,035,200
12.000% 2/15/31 (c) (d)	1,045,000	1,081,408
		6,116,608
Commercial Services — 4.6%
ADT Security Corp.
4.125% 8/01/29 (c)	481,000	461,177
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% 5/21/30 (c)	1,043,000	1,079,947
APi Group DE, Inc.
4.125% 7/15/29 (c)	3,232,000	3,099,477
4.750% 10/15/29 (c)	3,498,000	3,428,150
5.750% 6/01/34 (c)	1,631,000	1,612,470
CompoSecure Holdings LLC
5.625% 2/01/33 (c)	2,701,000	2,636,600
Graham Holdings Co.
5.625% 12/01/33 (c)	1,267,000	1,256,333
Herc Holdings, Inc.
6.000% 3/15/34 (c)	1,291,000	1,282,422
7.000% 6/15/30 (c)	336,000	347,951
7.250% 6/15/33 (c)	369,000	384,704
ION Platform Finance US, Inc.
7.875% 9/30/32 (c)	2,873,000	2,081,618
NESCO Holdings II, Inc.
5.500% 4/15/29 (c)	636,000	632,712
PROG Holdings, Inc.
6.000% 11/15/29 (c)	4,777,100	4,644,106
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (c)	1,365,000	1,367,610
Synergy Infrastructure Holdings LLC
7.000% 7/15/34 (c)	243,000	246,484
Upbound Group, Inc.
6.375% 2/15/29 (c)	953,000	944,636
		25,506,397
Computers — 0.9%
McAfee Corp.
7.375% 2/15/30 (c) (d)	3,120,000	2,651,195

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Parsons Corp.
2.625% 3/01/29	$2,134,000	$2,099,429
		4,750,624
Cosmetics & Personal Care — 0.7%
Perrigo Finance Unlimited Co.
5.150% STEP 6/15/30	1,409,000	1,354,875
6.125% 9/30/32 (d)	2,762,000	2,638,003
		3,992,878
Distribution & Wholesale — 1.0%
Core & Main LP
6.000% 7/01/34 (c) (e)	1,044,000	1,048,910
Resideo Funding, Inc.
4.000% 9/01/29 (c)	1,882,000	1,804,576
6.500% 7/15/32 (c)	2,470,000	2,482,345
		5,335,831
Diversified Financial Services — 9.4%
Aretec Group, Inc.
10.000% 8/15/30 (c)	1,276,000	1,344,053
Azorra Finance Ltd.
6.250% 2/15/34 (c)	2,082,000	2,012,119
Burford Capital Global Finance LLC
7.500% 7/15/33 (c) (d)	1,157,000	981,309
Coinbase Global, Inc.
3.375% 10/01/28 (c)	963,000	914,235
3.625% 10/01/31 (c)	508,000	442,461
Encore Capital Group, Inc.
6.625% 6/01/32 (c)	2,860,000	2,863,981
GGAM Finance Ltd.
6.875% 4/15/29 (c)	3,682,000	3,762,279
Jefferson Capital Holdings LLC
6.000% 8/15/26 (c)	2,194,000	2,188,515
8.250% 5/15/30 (c)	6,844,000	7,195,987
9.500% 2/15/29 (c)	2,630,000	2,749,986
OneMain Finance Corp.
3.500% 1/15/27	1,124,000	1,114,354
3.875% 9/15/28	2,828,000	2,738,898
6.750% 9/15/33	878,000	869,164
7.125% 9/15/32	1,225,000	1,245,623
PRA Group, Inc.
5.000% 10/01/29 (c)	9,144,000	8,639,903
8.375% 2/01/28 (c)	445,000	451,269
8.875% 1/31/30 (c)	1,811,000	1,868,878
Rocket Cos., Inc.
6.125% 8/01/30 (c)	1,371,000	1,394,543
6.125% 8/01/31 (c)	865,000	883,443
6.375% 8/01/33 (c)	1,205,000	1,225,442
6.500% 6/15/34 (c)	577,000	591,817
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% 3/01/29 (c)	1,404,000	1,350,510

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Stonebriar ABF Issuer LLC
8.125% 12/15/30 (c)	$5,305,000	$5,546,330
		52,375,099
Electric — 8.0%
Atlantica Sustainable Infrastructure PLC
4.125% 6/15/28 (c)	5,550,000	5,452,005
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (c)	7,854,000	7,873,399
NRG Energy, Inc.
3.375% 2/15/29 (c)	985,000	939,512
5.875% 5/15/34 (c)	3,127,000	3,110,552
PG&E Corp. 5 yr. CMT + 3.225%
6.850% VRN 9/15/56 (a)	3,466,000	3,453,692
Talen Energy Supply LLC
6.250% 2/01/34 (c)	3,100,000	3,081,158
6.375% 5/01/33 (c)	3,592,000	3,587,466
XPLR Infrastructure Operating Partners LP
4.500% 9/15/27 (c)	2,890,000	2,864,706
7.250% 1/15/29 (c) (d)	5,102,000	5,279,228
7.750% 4/15/34 (c)	3,578,000	3,766,095
8.375% 1/15/31 (c)	1,303,000	1,389,650
8.625% 3/15/33 (c)	3,498,000	3,751,126
		44,548,589
Electrical Components & Equipment — 0.3%
WESCO Distribution, Inc.
5.250% 4/15/31 (c)	1,521,000	1,505,392
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (c) (d)	3,797,000	3,636,070
Energy - Alternate Sources — 0.7%
TerraForm Power Operating LLC
4.750% 1/15/30 (c)	3,795,000	3,671,029
Engineering & Construction — 1.3%
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (c)	1,098,000	1,097,260
7.500% 4/15/32 (c)	1,751,000	1,831,824
6.375% 7/15/34 (c) (e)	1,868,000	1,877,630
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (c)	1,673,000	1,675,327
Weekley Homes LLC/Weekley Finance Corp.
4.875% 9/15/28 (c)	827,000	815,595
		7,297,636
Entertainment — 2.1%
AMC Entertainment Holdings, Inc.
7.500% 2/15/29 (c)	1,238,000	1,149,922
Brightstar Lottery PLC/Brightstar Global Solutions Corp.
5.750% 1/15/33 (c) (d)	2,153,000	2,110,435

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Flutter Treasury DAC
5.875% 6/04/31 (c)	$2,701,000	$2,691,735
Jacobs Entertainment, Inc.
6.750% 2/15/29 (c)	2,702,000	2,647,960
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	797,000	775,841
Pioneer Opco LLC
7.000% 5/15/33 (c)	802,000	816,119
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC
8.625% 1/15/32 (c) (d)	338,000	348,031
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.
6.625% 5/01/32 (c) (d)	1,146,000	1,161,045
		11,701,088
Health Care - Products — 0.1%
Embecta Corp.
6.750% 2/15/30 (c)	777,000	629,370
Health Care - Services — 6.9%
Centene Corp.
2.500% 3/01/31	3,782,000	3,304,184
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (c)	363,000	333,946
5.250% 5/15/30 (c)	1,061,000	1,001,192
6.125% 4/01/30 (c) (d)	479,000	430,112
6.875% 4/15/29 (c)	486,000	478,033
9.750% 1/15/34 (c)	942,000	983,524
Fortrea Holdings, Inc.
7.500% 7/01/30 (c) (d)	980,000	993,473
LifePoint Health, Inc.
(Acquired 2/13/25-2/27/25, Cost $393,379), 5.375% 1/15/29 (c) (f)	426,000	408,691
(Acquired 4/17/26, Cost $3,727,685), 7.000% 5/01/34 (c) (f)	3,731,000	3,576,021
(Acquired 7/31/23-1/24/25, Cost $3,009,249), 9.875% 8/15/30 (c) (f)	2,970,000	3,129,370
(Acquired 5/09/24-12/15/25, Cost $3,425,560), 10.000% 6/01/32 (c) (f)	3,396,000	3,390,265
Molina Healthcare, Inc.
4.375% 6/15/28 (c)	4,448,000	4,370,337
6.250% 1/15/33 (c)	1,540,000	1,542,583
Radiology Partners, Inc.
8.500% 7/15/32 (c)	3,334,000	3,479,360
PIK 9.781%, Cash 9.781% 2/15/30 (c)	4,361,112	4,328,404
Team Health Holdings, Inc. PIK 4.500%, Cash
13.500% 6/30/28 (c)	6,566,391	6,714,463
		38,463,958
Home Builders — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (c)	1,433,000	1,379,884
Century Communities, Inc.
3.875% 8/15/29 (c)	1,484,000	1,418,174
LGI Homes, Inc.
4.000% 7/15/29 (c)	722,000	672,765

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Mattamy Group Corp.
4.625% 3/01/30 (c)	$1,262,000	$1,211,127
Risewell Homes, Inc.
8.500% 11/01/30 (c)	759,000	774,894
9.250% 10/01/29 (c)	480,000	496,476
		5,953,320
Housewares — 0.9%
Newell Brands, Inc.
6.375% 5/15/30 (d)	2,077,000	2,105,241
6.625% 9/15/29 (d)	1,196,000	1,215,972
6.625% 5/15/32 (d)	389,000	393,922
7.375% STEP 4/01/36 (d)	563,000	570,981
8.500% 6/01/28 (c)	597,000	623,726
		4,909,842
Insurance — 0.6%
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% 12/31/32 (c)	1,095,000	1,103,274
8.375% 2/01/34 (c)	2,411,000	2,231,812
		3,335,086
Internet — 0.2%
Wayfair LLC
6.750% 11/15/32 (c)	887,000	910,858
Investment Companies — 1.8%
Blackstone Secured Lending Fund
5.300% 6/30/30 (d)	670,000	651,552
FS KKR Capital Corp.
6.125% 1/15/30	604,000	588,600
7.500% 8/01/31	790,000	786,879
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% 2/01/29	1,517,000	1,295,659
5.250% 5/15/27	4,020,000	3,973,179
9.000% 6/15/30	1,952,000	1,820,307
10.000% 11/15/29 (c)	835,000	823,490
		9,939,666
Leisure Time — 2.4%
A&K Travel Group Holdings Ltd.
7.500% 5/15/33 (c)	3,204,000	3,234,471
NCL Corp. Ltd.
Convertible, 0.875% 4/15/30 (d)	1,273,000	1,417,804
5.875% 1/15/31 (c)	565,000	548,362
6.750% 2/01/32 (c)	1,465,000	1,461,706
6.250% 9/15/33 (c)	1,727,000	1,677,206
Sabre GLBL, Inc.
Convertible, 7.320% 8/01/26	589,000	591,062
10.750% 3/15/30 (c)	365,000	348,210

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
11.125% 7/15/30 (c)	$4,404,000	$4,224,493
		13,503,314
Lodging — 0.6%
Full House Resorts, Inc.
8.250% 2/15/28 (c) (d)	1,145,000	1,119,238
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.000% 6/01/29 (c)	1,033,000	1,008,243
Wyndham Hotels & Resorts, Inc.
5.625% 3/01/33 (c)	1,209,000	1,193,235
		3,320,716
Machinery - Construction & Mining — 0.1%
Solaris Energy Infrastructure LLC
6.375% 5/15/31 (c)	576,000	582,427
Machinery - Diversified — 0.1%
Lsf12 Helix Parent LLC
7.125% 2/01/33 (c)	316,000	305,956
Media — 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (c)	2,361,000	2,126,274
4.250% 1/15/34 (c) (d)	1,588,000	1,344,289
4.500% 8/15/30 (c)	1,138,000	1,057,820
5.000% 2/01/28 (c)	4,029,000	3,978,524
CSC Holdings LLC
4.500% 11/15/31 (c)	896,000	529,419
5.750% 1/15/30 (c)	1,139,000	264,106
11.750% 1/31/29 (c)	2,186,000	1,344,658
Cumulus Media New Holdings, Inc.
8.000% 7/01/29 (c) (g)	847,000	127,050
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
9.250% 6/01/32 (c)	1,686,000	1,713,054
Discovery Communications LLC
3.625% 5/15/30	1,967,000	1,829,304
Discovery Global Holdings, Inc.
4.054% 3/15/29	1,847,000	1,828,659
5.050% 3/15/42	1,107,000	810,955
5.141% 3/15/52 (d)	518,000	347,060
DISH DBS Corp.
5.125% 6/01/29	542,000	487,748
5.250% 12/01/26 (c)	845,000	836,013
5.750% 12/01/28 (c)	849,000	822,469
7.375% 7/01/28	312,000	299,553
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30	352,352	1,100,219
PIK 6.750%, Cash 6.750% 11/30/30	774,997	787,863
10.750% 11/30/29	1,814,500	1,960,784
EW Scripps Co.
9.875% 8/15/30 (c)	250,000	218,818
iHeartCommunications, Inc.
4.750% 1/15/28 (c)	1,308,000	1,252,296

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
7.750% 8/15/30 (c)	$304,000	$283,571
9.125% 5/01/29 (c)	656,000	636,517
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (c)	619,000	352,754
Nexstar Media, Inc.
4.750% 11/01/28 (c)	530,000	519,200
6.500% 9/15/33 (c)	4,020,000	4,018,884
Scripps Escrow II, Inc.
3.875% 1/15/29 (c)	520,000	474,387
Sinclair Television Group, Inc.
8.125% 2/15/33 (c)	1,232,000	1,265,469
Sirius XM Radio LLC
4.125% 7/01/30 (c)	1,412,000	1,329,016
Time Warner Cable Enterprises LLC
8.375% 7/15/33	836,000	926,594
Versant Media Group, Inc.
7.250% 1/30/31 (c) (d)	1,247,000	1,290,103
Virgin Media Finance PLC
5.000% 7/15/30 (c)	510,000	387,792
Virgin Media Secured Finance PLC
4.500% 8/15/30 (c)	236,000	200,378
5.500% 5/15/29 (c)	875,000	830,509
		37,582,109
Mining — 4.3%
Arcosa, Inc.
4.375% 4/15/29 (c)	5,752,000	5,657,605
6.875% 8/15/32 (c)	2,331,000	2,431,564
Constellium SE
3.750% 4/15/29 (c)	3,524,000	3,388,866
First Quantum Minerals Ltd.
6.375% 2/15/36 (c)	8,814,000	8,649,921
8.000% 3/01/33 (c)	1,214,000	1,269,242
Novelis Corp.
3.875% 8/15/31 (c)	313,000	285,097
4.750% 1/30/30 (c)	2,639,000	2,552,816
		24,235,111
Oil & Gas — 4.3%
CVR Energy, Inc.
5.750% 2/15/28 (c)	833,000	831,101
7.500% 2/15/31 (c)	203,000	202,034
7.875% 2/15/34 (c)	590,000	583,697
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% 2/01/29 (c)	1,330,000	1,324,833
6.000% 4/15/30 (c)	1,223,000	1,201,582
6.000% 2/01/31 (c)	1,792,000	1,735,805
6.875% 5/15/34 (c)	1,966,000	1,912,865
Sunoco LP
4.500% 10/01/29 (c)	3,308,000	3,212,689
4.625% 5/01/30 (c)	1,669,000	1,612,048
6.625% 8/15/32 (c)	1,926,000	1,958,869
5 yr. CMT + 4.230% 7.875% VRN (a) (c) (h)	8,891,000	9,246,081

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	$216,000	$211,201
		24,032,805
Oil & Gas Services — 0.7%
WBI Operating LLC
6.250% 10/15/30 (c)	1,525,000	1,533,479
6.500% 10/15/33 (c)	893,000	898,599
Weatherford International Ltd.
6.750% 10/15/33 (c)	1,304,000	1,330,466
		3,762,544
Packaging & Containers — 1.9%
Clydesdale Acquisition Holdings, Inc.
6.750% 4/15/32 (c)	1,972,000	1,914,034
8.750% 4/15/30 (c)	4,151,000	4,094,580
Mauser Packaging Solutions Holding Co.
9.250% 4/15/30 (c)	2,291,000	2,253,890
Trident TPI Holdings, Inc.
12.750% 12/31/28 (c)	2,209,000	2,211,841
		10,474,345
Pharmaceuticals — 3.5%
1261229 BC Ltd.
10.000% 4/15/32 (c)	4,288,000	4,343,041
Bausch Health Americas, Inc.
8.500% 1/31/27 (c) (d)	390,000	389,271
Bausch Health Cos., Inc.
4.875% 6/01/28 (c) (d)	1,469,000	1,358,296
5.000% 2/15/29 (c) (d)	1,728,000	1,273,499
5.250% 1/30/30 (c) (d)	1,866,000	1,194,068
11.000% 9/30/28 (c)	760,000	773,923
14.000% 10/15/30 (c) (d)	367,000	343,196
Grifols SA
4.750% 10/15/28 (c)	1,213,000	1,188,766
Herbalife Ltd., Convertible,
4.250% 6/15/28	2,358,000	2,704,862
HLF Financing SARL LLC/Herbalife International, Inc.
4.875% 6/01/29 (c)	2,757,000	2,581,133
7.750% 5/01/33 (c)	2,145,000	2,174,054
Jazz Securities DAC
4.375% 1/15/29 (c)	1,402,000	1,373,359
		19,697,468
Pipelines — 3.5%
ITT Holdings LLC
6.500% 8/01/29 (c)	9,302,000	9,192,984
Northriver Midstream Finance LP
6.750% 7/15/32 (c)	2,147,000	2,174,254
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	869,000	828,984
4.125% 8/15/31 (c)	994,000	933,222

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 1/15/30 (c)	$374,000	$383,045
Venture Global LNG, Inc.
6.375% 12/15/34 (c)	712,000	699,727
6.625% 6/15/36 (c)	103,000	101,525
7.000% 1/15/30 (c)	684,000	697,621
8.375% 6/01/31 (c)	665,000	692,217
9.875% 2/01/32 (c)	925,000	987,490
Venture Global Plaquemines LNG LLC
6.500% 6/15/34 (c)	670,000	697,989
6.750% 1/15/36 (c)	1,424,000	1,509,862
7.750% 5/01/35 (c)	412,000	462,047
		19,360,967
Real Estate Investment Trusts (REITS) — 2.5%
Global Net Lease, Inc.
4.500% 9/30/28 (c)	763,000	743,554
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (c)	993,000	971,918
Iron Mountain, Inc.
6.250% 1/15/35 (c)	1,987,000	1,994,745
Millrose Properties, Inc.
6.375% 8/01/30 (c)	1,201,000	1,217,274
RLJ Lodging Trust LP
4.000% 9/15/29 (c)	1,353,000	1,288,733
Service Properties Trust
0.000% 9/30/28 (c)	968,000	897,540
4.375% 2/15/30	2,517,000	2,271,494
4.950% 10/01/29 (d)	561,000	528,484
8.875% 6/15/32	1,793,000	1,846,001
Starwood Property Trust, Inc.
5.875% 8/15/29 (c) (e)	664,000	665,985
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (c)	1,762,000	1,721,159
		14,146,887
Retail — 4.0%
Carvana Co.
9.000% 6/01/31 (c)	3,294,274	3,635,580
LBM Acquisition LLC
6.250% 1/15/29 (c)	694,000	501,547
9.500% 6/15/31 (c)	242,000	214,584
QXO Building Products, Inc.
6.500% 7/15/31 (c)	625,000	636,982
6.750% 4/30/32 (c)	2,158,000	2,228,305
6.875% 7/15/34 (c)	625,000	641,610
Staples, Inc.
10.750% 9/01/29 (c)	1,819,000	1,735,232
12.750% 1/15/30 (c)	301,473	230,898
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	1,271,000	1,204,896
6.500% 12/15/35 (c)	1,980,000	1,913,388

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (c)	$9,780,000	$9,483,208
		22,426,230
Software — 2.0%
Cloud Software Group, Inc.
6.500% 3/31/29 (c)	3,997,000	3,878,215
6.625% 8/15/33 (c) (d)	519,000	449,969
9.000% 9/30/29 (c)	1,673,000	1,623,867
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (c)	613,000	641,266
8.750% 7/01/34 (c)	1,221,000	1,295,874
Open Text Corp.
3.875% 12/01/29 (c)	1,190,000	1,094,139
Oracle Corp.
4.375% 5/15/55	701,000	467,937
5.875% 9/26/45	701,000	613,636
UKG, Inc.
6.875% 2/01/31 (c)	954,000	926,791
		10,991,694
Telecommunications — 6.0%
Altice France SA
6.500% 4/15/32 (c)	970,931	938,329
6.875% 7/15/32 (c)	811,738	787,122
9.500% 11/01/29 (c)	234,567	238,113
APLD ComputeCo 2 LLC
6.750% 3/15/31 (c)	1,336,000	1,340,800
APLD ComputeCo 3 LLC
7.000% 6/15/31 (c)	1,256,000	1,253,425
C&W Senior Finance Ltd.
9.000% 1/15/33 (c)	2,538,000	2,563,266
Connect Finco SARL/Connect US Finco LLC
9.000% 9/15/29 (c)	1,598,000	1,681,486
Digicel International Finance Ltd./Difl US LLC
8.625% 8/01/32 (c)	2,638,000	2,715,953
ELK Grove Village Property LLC
7.500% 6/15/31 (c)	824,000	829,567
Level 3 Financing, Inc.
3.750% 7/15/29 (c)	149,000	143,785
6.875% 6/30/33 (c)	678,636	697,231
7.000% 3/31/34 (c)	2,700,000	2,784,073
7.500% 2/15/37 (c)	764,462	784,628
8.500% 1/15/36 (c)	839,968	901,986
Lumen Technologies, Inc.
4.500% 1/15/29 (c)	813,000	781,331
PR RNO Property Owner 1 LLC
6.500% 5/01/31 (c)	3,801,000	3,795,515
Sable International Finance Ltd.
7.125% 10/15/32 (c)	3,933,000	3,903,776
Stingray Compute LLC
6.000% 6/15/31 (c)	395,000	395,779
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (c)	1,356,000	1,345,297

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
8.625% 6/15/32 (c) (d)	$2,678,000	$2,793,731
8.625% 6/15/32 (c)	482,000	502,830
Yondr JK 1 LLC
6.875% 6/30/31 (c)	1,386,000	1,389,480
Zayo Group Holdings, Inc.
PIK 0.500%, Cash 9.250% 3/09/30 (c)	1,032,421	1,031,130
PIK 1.875%, Cash 13.750% 9/09/30 (c)	49,013	48,412
		33,647,045
Transportation — 2.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (c)	1,473,000	1,466,126
GB AIT Buyer, Inc.
8.750% 4/30/34 (c)	1,337,000	1,340,555
Seaspan Corp. Pte. Ltd.
5.500% 8/01/29 (c)	9,136,320	8,963,824
		11,770,505
TOTAL CORPORATE DEBT (Cost $511,212,585)		510,168,813
TOTAL BONDS & NOTES (Cost $533,734,298)		532,350,390
	Number of Shares
Equities — 0.0%
Preferred Stock — 0.0%
Financials — 0.0%
Veritas Kapital Assurance PLC, Series G (i)	4,266	85,320
Veritas Kapital Assurance PLC, Series G-1 (i)	2,948	57,486
		142,806
TOTAL PREFERRED STOCK (Cost $113,149)		142,806
TOTAL EQUITIES (Cost $113,149)		142,806
TOTAL LONG-TERM INVESTMENTS (Cost $533,847,447)		532,493,196
Short-Term Investments — 8.1%
	Principal Amount
Commercial Paper — 2.9%
Clorox Co.
4.187% 7/06/26 (c)	$5,000,000	4,996,739
Hubbell, Inc.
4.135% 8/18/26 (c)	6,000,000	5,968,390

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Spire, Inc.
4.092% 7/07/26 (c)	$5,000,000	$4,996,189
		15,961,318
	Number of Shares
Investment of Cash Collateral from Securities Loaned — 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (j)	24,719,010	24,719,010
	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (k)	$4,567,940	4,567,940
TOTAL SHORT-TERM INVESTMENTS (Cost $45,248,353)		45,248,268
TOTAL INVESTMENTS — 103.7% (Cost $579,095,800) (l)		577,741,464
Other Assets/(Liabilities) — (3.7)%		(20,734,182)
NET ASSETS — 100.0%		$557,007,282

Abbreviation Legend
CMT	Constant Maturity Treasury Index
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2026, where the rate may not be determined until the time of settlement.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $472,220,199 or 84.78% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $27,082,884 or 4.86% of net assets. The Fund received $2,971,954 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Restricted security. Certain securities are restricted to resale. At June 30, 2026, these securities amounted to a value of $10,504,347 or 1.89% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

MML Barings High Yield Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2026, these securities amounted to a value of $127,050 or 0.02% of net assets.
(h)	Security is perpetual and has no stated maturity date.
(i)	Non-income producing security.
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(k)	Maturity value of $4,568,194. Collateralized by U.S. Government Agency obligations with a rate of 3.875%, maturity date of 3/15/28, and an aggregate market value, including accrued interest, of $4,659,392.
(l)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2026 (Unaudited)
	Number of Shares	Value
Equities — 99.0%
Common Stock — 99.0%
Communication Services — 0.8%
Snap, Inc. Class A (a) (b)	1,115,301	$4,951,936
Consumer Discretionary — 13.8%
AutoNation, Inc. (a)	54,543	10,133,544
Champion Homes, Inc. (a)	79,279	6,986,066
Cheesecake Factory, Inc. (b)	94,428	7,510,803
Dorman Products, Inc. (a) (b)	58,044	7,920,104
KB Home	110,890	6,940,605
Kontoor Brands, Inc. (b)	89,450	7,454,763
Life Time Group Holdings, Inc. (a)	170,879	6,978,698
Pool Corp.	22,802	4,900,150
Steven Madden Ltd.	102,768	4,326,533
Stride, Inc. (a) (b)	57,064	4,921,199
Visteon Corp.	79,757	7,912,692
Wyndham Hotels & Resorts, Inc.	96,025	8,086,265
		84,071,422
Consumer Staples — 1.6%
Chefs’ Warehouse, Inc. (a)	57,038	5,481,352
Interparfums, Inc. (b)	36,779	4,114,099
		9,595,451
Energy — 5.3%
Helmerich & Payne, Inc.	284,393	9,311,027
Kodiak Gas Services, Inc.	151,811	11,405,560
Northern Oil & Gas, Inc. (b)	336,542	6,108,237
Weatherford International PLC	65,779	5,360,989
		32,185,813
Financials — 18.4%
Ameris Bancorp	88,427	7,981,421
Banc of California, Inc.	384,657	7,858,543
Bank of NT Butterfield & Son Ltd.	76,421	4,547,049
BGC Group, Inc. Class A	491,083	5,249,677
Cathay General Bancorp	159,040	9,858,890
Columbia Banking System, Inc.	368,639	11,814,880
Definity Financial Corp.	82,369	4,369,782
Federated Hermes, Inc.	75,061	4,144,868
Marqeta, Inc. Class A (a)	856,023	3,475,453
Miami International Holdings, Inc. (a)	126,424	4,697,916
OceanFirst Financial Corp.	205,901	4,021,247
Paymentus Holdings, Inc. Class A (a)	109,097	2,635,784
PennyMac Financial Services, Inc.	90,546	7,886,557
Piper Sandler Cos.	50,511	3,653,966
Skyward Specialty Insurance Group, Inc. (a)	143,024	8,345,450
Texas Capital Bancshares, Inc.	30,770	3,177,310

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Community Banks, Inc.	161,227	$5,657,455
Wintrust Financial Corp.	46,466	7,468,016
WSFS Financial Corp.	75,029	5,756,975
		112,601,239
Health Care — 14.3%
Acadia Healthcare Co., Inc. (a) (b)	124,173	3,666,829
Adaptive Biotechnologies Corp. (a)	257,340	5,519,943
Addus HomeCare Corp. (a)	25,036	2,515,367
Alignment Healthcare, Inc. (a) (b)	168,815	4,019,485
Alumis, Inc. (a)	96,331	2,710,754
Arrowhead Pharmaceuticals, Inc. (a)	44,307	3,611,464
Axsome Therapeutics, Inc. (a)	19,314	4,727,488
BioLife Solutions, Inc. (a)	179,455	5,067,809
BrightSpring Health Services, Inc. (a)	138,627	9,667,847
Collegium Pharmaceutical, Inc. (a) (b)	96,012	3,475,634
Guardant Health, Inc. (a)	52,608	7,892,778
Ligand Pharmaceuticals, Inc. (a)	12,924	4,085,147
Mineralys Therapeutics, Inc. (a)	90,568	2,443,525
Mirum Pharmaceuticals, Inc. (a)	45,746	5,355,484
Praxis Precision Medicines, Inc. (a)	13,834	4,631,485
Repligen Corp. (a) (b)	42,986	5,865,010
Tarsus Pharmaceuticals, Inc. (a)	48,693	3,064,737
Twist Bioscience Corp. (a)	67,229	6,916,520
uniQure NV (a)	42,969	1,979,152
		87,216,458
Industrials — 19.7%
AAR Corp. (a)	77,566	11,086,508
AGCO Corp. (b)	42,342	5,068,337
Allison Transmission Holdings, Inc.	27,554	3,106,438
ArcBest Corp.	24,792	3,558,644
Argan, Inc. (b)	2,523	2,014,742
Atmus Filtration Technologies, Inc.	146,671	7,478,754
Casella Waste Systems, Inc. Class A (a) (b)	90,309	8,757,264
EnerSys	19,957	4,666,346
Enpro, Inc.	31,813	11,991,274
Esab Corp.	75,172	7,414,214
Federal Signal Corp.	51,830	6,659,637
Fluor Corp. (a)	98,730	5,172,465
Gates Industrial Corp. PLC (a)	319,170	8,927,185
GATX Corp.	16,998	3,011,876
Hayward Holdings, Inc. (a) (b)	305,513	5,288,430
Korn Ferry	116,930	7,785,199
Loar Holdings, Inc. (a) (b)	41,627	3,355,552
Terex Corp.	63,163	4,572,370
Zurn Elkay Water Solutions Corp. Class C	202,428	10,228,687
		120,143,922
Information Technology — 13.8%
Allegro MicroSystems, Inc. (a) (b)	125,082	8,708,209
Axcelis Technologies, Inc. (a)	26,337	4,989,545
Belden, Inc.	68,507	8,214,674

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Elastic NV (a)	50,219	$2,863,487
Itron, Inc. (a) (b)	68,180	5,899,615
Manhattan Associates, Inc. (a)	33,711	4,694,257
MaxLinear, Inc. (a)	84,919	10,872,180
Procore Technologies, Inc. (a)	76,083	3,090,491
Ralliant Corp.	118,101	8,695,777
Sanmina Corp. (a)	17,729	4,486,855
ServiceTitan, Inc. Class A (a)	59,986	4,241,610
Silicon Laboratories, Inc. (a)	38,259	8,361,887
Ultra Clean Holdings, Inc. (a)	40,312	5,748,088
Unity Software, Inc. (a)	114,420	3,270,124
		84,136,799
Materials — 3.3%
Commercial Metals Co.	121,240	7,607,810
Eagle Materials, Inc.	22,542	5,071,950
Silgan Holdings, Inc.	159,640	7,405,700
		20,085,460
Real Estate — 5.4%
Cushman & Wakefield Ltd. (a)	291,045	3,897,093
Essential Properties Realty Trust, Inc.	307,911	9,191,143
Outfront Media, Inc.	356,829	11,689,718
Terreno Realty Corp.	129,409	8,381,821
		33,159,775
Utilities — 2.6%
Chesapeake Utilities Corp.	40,916	5,011,392
IDACORP, Inc.	26,472	4,005,213
Portland General Electric Co.	132,587	6,871,984
		15,888,589
TOTAL COMMON STOCK (Cost $498,634,065)		604,036,864
TOTAL EQUITIES (Cost $498,634,065)		604,036,864
TOTAL LONG-TERM INVESTMENTS (Cost $498,634,065)		604,036,864
Short-Term Investments — 3.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (c)	4,839,006	4,839,006
	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (d)	$18,272,215	18,272,215

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $23,111,221)	$23,111,221
TOTAL INVESTMENTS — 102.8% (Cost $521,745,286) (e)	627,148,085
Other Assets/(Liabilities) — (2.8)%	(17,037,648)
NET ASSETS — 100.0%	$610,110,437

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $60,031,151 or 9.84% of net assets. The Fund received $55,162,849 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(d)	Maturity value of $18,273,231. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $18,637,707.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Value
Equities — 100.2%
Common Stock — 100.2%
Brazil — 0.4%
MercadoLibre, Inc. (a)	382	$648,403
Canada — 1.9%
Shopify, Inc. Class A (a)	24,118	2,753,793
China — 1.2%
JD.com, Inc. ADR (b)	25,417	647,625
Tencent Holdings Ltd.	18,600	1,025,032
		1,672,657
Czech Republic — 0.1%
CSG NV (a) (b)	13,313	194,360
France — 2.4%
Airbus SE	8,196	1,824,241
EssilorLuxottica SA	2,765	518,749
LVMH Moet Hennessy Louis Vuitton SE	2,028	1,123,043
		3,466,033
Germany — 1.7%
Allianz SE Registered	2,820	1,334,545
SAP SE	7,251	1,110,437
		2,444,982
India — 3.3%
DLF Ltd.	475,614	3,131,954
HDFC Bank Ltd.	80,928	686,703
ICICI Bank Ltd. Sponsored ADR	29,740	863,352
		4,682,009
Italy — 1.0%
Brunello Cucinelli SpA (b)	12,112	1,144,097
Moncler SpA	4,907	284,711
		1,428,808
Japan — 1.9%
Capcom Co. Ltd.	41,100	762,793
Hoya Corp.	5,400	870,849
Keyence Corp.	1,600	806,123
Nintendo Co. Ltd.	5,100	214,172
		2,653,937
Netherlands — 3.1%
Adyen NV (a) (c)	1,179	1,101,066

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	946	$1,876,147
BE Semiconductor Industries NV	4,488	1,473,695
		4,450,908
Republic of Korea — 1.7%
SK Hynix, Inc.	1,372	2,420,641
Sweden — 1.0%
Assa Abloy AB Class B	19,530	689,884
Atlas Copco AB Class A	36,319	737,233
		1,427,117
Switzerland — 2.2%
Galderma Group AG	5,427	1,234,115
Lonza Group AG Registered	2,741	1,849,810
		3,083,925
Taiwan — 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	139,000	10,673,622
United States — 70.8%
Alphabet, Inc. Class A	37,356	13,349,914
Amazon.com, Inc. (a)	18,602	4,433,601
Analog Devices, Inc.	13,009	5,166,784
Apple, Inc.	2,608	754,651
ARM Holdings PLC ADR (a)	10,386	3,682,564
Berkshire Hathaway, Inc. Class B (a)	563	281,720
Boston Scientific Corp. (a)	21,165	903,322
Broadcom, Inc.	14,905	5,630,364
Cadence Design Systems, Inc. (a)	2,358	885,004
Ecolab, Inc.	3,209	894,059
Eli Lilly & Co.	4,100	4,917,663
Equifax, Inc.	4,532	719,319
IDEXX Laboratories, Inc. (a)	1,128	593,824
Intuitive Surgical, Inc. (a)	4,119	1,638,044
IQVIA Holdings, Inc. (a)	2,368	457,545
Lam Research Corp.	28,185	12,213,406
Las Vegas Sands Corp.	12,248	565,735
Linde PLC (LIN US)	1,005	521,535
Marriott International, Inc. Class A	5,335	1,977,098
Marvell Technology, Inc.	21,265	6,334,631
Mastercard, Inc. Class A	2,448	1,257,293
Meta Platforms, Inc. Class A	10,732	6,045,228
Microsoft Corp.	6,888	2,569,362
Netflix, Inc. (a)	9,447	674,516
NVIDIA Corp.	40,095	8,022,608
Phathom Pharmaceuticals, Inc. (a) (b)	35,460	384,741
S&P Global, Inc.	10,284	4,188,262
Sandisk Corp. (a)	1,221	2,776,224
ServiceNow, Inc. (a)	4,539	450,632
Spotify Technology SA (a)	2,002	919,178
Stryker Corp.	1,713	539,321
Thermo Fisher Scientific, Inc.	3,627	1,818,433

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TJX Cos., Inc.	7,514	$1,138,371
Visa, Inc. Class A	13,241	4,542,855
		101,247,807
TOTAL COMMON STOCK (Cost $80,202,506)		143,249,002
TOTAL EQUITIES (Cost $80,202,506)		143,249,002
TOTAL LONG-TERM INVESTMENTS (Cost $80,202,506)		143,249,002
Short-Term Investments — 1.2%
Investment of Cash Collateral from Securities Loaned — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.652% (d)	1,067,383	1,067,383
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/26, 2.000%, due 7/01/26 (e)	$604,119	604,119
TOTAL SHORT-TERM INVESTMENTS (Cost $1,671,502)		1,671,502
TOTAL INVESTMENTS — 101.4% (Cost $81,874,008) (f)		144,920,504
Other Assets/(Liabilities) — (1.4)%		(1,946,291)
NET ASSETS — 100.0%		$142,974,213

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2026, was $2,049,671 or 1.43% of net assets. The Fund received $1,055,973 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $1,101,066 or 0.77% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of June 30, 2026. (Note 2).
(e)	Maturity value of $604,152. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 11/30/27, and an aggregate market value, including accrued interest, of $616,272.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Barings Short-Duration Bond Fund (formerly known as MassMutual Short-Duration Bond Fund) (“Short-Duration Bond Fund”)

MML Barings Inflation-Protected and Income Fund (formerly known as MassMutual Inflation-Protected and Income Fund ) (“Inflation-Protected and Income Fund”)

MML Barings Core Bond Fund (formerly known as MassMutual Core Bond Fund) (“Core Bond Fund”)

MML Barings Diversified Bond Fund (formerly known as MassMutual Diversified Bond Fund) (“Diversified Bond Fund”)

MML Barings High Yield Fund (formerly known as MassMutual High Yield Fund) (“High Yield Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective October 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.

Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The following is the aggregate value by input level, as of June 30, 2026, for the Funds’ investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$62,500,406	$—	$62,500,406
Non-U.S. Government Agency Obligations	—	54,728,862	—	54,728,862
Sovereign Debt Obligations	—	308,403	—	308,403
U.S. Government Agency Obligations and Instrumentalities	—	20,561	—	20,561
Short-Term Investments	602,183	7,397,003	—	7,999,186
Total Investments	$602,183	$124,955,235	$—	$125,557,418
Liability Derivatives
Futures Contracts	$(170,122)	$—	$—	$(170,122)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$9,780,576	$—	$9,780,576
Non-U.S. Government Agency Obligations	—	114,365,490	3,609,839	117,975,329
U.S. Government Agency Obligations and Instrumentalities	—	2,304,687	—	2,304,687
U.S. Treasury Obligations	—	46,327,391	—	46,327,391
Exchange-Traded Funds	2,185,056	—	—	2,185,056
Short-Term Investments	—	26,094,739	—	26,094,739
Total Investments	$2,185,056	$198,872,883	$3,609,839	$204,667,778
Asset Derivatives
Futures Contracts	$67,388	$—	$—	$67,388
Swap Agreements	—	663,016	—	663,016
Total	$67,388	$663,016	$—	$730,404
Liability Derivatives
Futures Contracts	$(32,892)	$—	$—	$(32,892)
Swap Agreements	—	(397,447)	—	(397,447)
Total	$(32,892)	$(397,447)	$—	$(430,339)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$360,358,729	$—	$360,358,729
Non-U.S. Government Agency Obligations	—	209,789,042	—	209,789,042
Sovereign Debt Obligations	—	2,930,163	—	2,930,163
U.S. Government Agency Obligations and Instrumentalities	—	191,915,206	—	191,915,206
U.S. Treasury Obligations	—	63,859,316	—	63,859,316
Short-Term Investments	11,362,870	66,137,430	—	77,500,300
Total Investments	$11,362,870	$894,989,886	$—	$906,352,756
Asset Derivatives
Futures Contracts	$1,564,134	$—	$—	$1,564,134
Liability Derivatives
Futures Contracts	$(80,998)	$—	$—	$(80,998)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$43,241,593	$—	$43,241,593
Non-U.S. Government Agency Obligations	—	23,306,457	—	23,306,457
Sovereign Debt Obligations	—	3,591,189	—	3,591,189
U.S. Treasury Obligations	—	741,544	—	741,544
Preferred Stock	169,820	—	—	169,820
Warrants	—	—	3,709	3,709
Short-Term Investments	1,701,538	134,512	—	1,836,050
Total Investments	$1,871,358	$71,015,295	$3,709	$72,890,362
Asset Derivatives
Forward Contracts	$—	$175,320	$—	$175,320
Futures Contracts	5,974	—	—	5,974
Total	$5,974	$175,320	$—	$181,294
Liability Derivatives
Forward Contracts	$—	$(70,759)	$—	$(70,759)
Futures Contracts	(9,023)	—	—	(9,023)
Written Options	—	(23,452)	—	(23,452)
Total	$(9,023)	$(94,211)	$—	$(103,234)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$22,181,577	$—	$22,181,577
Corporate Debt	—	510,168,813	—	510,168,813
Preferred Stock	—	142,806	—	142,806
Short-Term Investments	24,719,010	20,529,258	—	45,248,268
Total Investments	$24,719,010	$553,022,454	$—	$577,741,464
Liability Investments
Unfunded Bank Loan Commitments**	$—	$(3,964)	$—	$(3,964)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$604,036,864	$—	$—	$604,036,864
Short-Term Investments	4,839,006	18,272,215	—	23,111,221
Total Investments	$608,875,870	$18,272,215	$—	$627,148,085

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$648,403	$—	$—	$648,403
Canada	2,753,793	—	—	2,753,793
China	647,625	1,025,032	—	1,672,657
Czech Republic	—	194,360	—	194,360
France	—	3,466,033	—	3,466,033
Germany	—	2,444,982	—	2,444,982
India	863,352	3,818,657	—	4,682,009
Italy	—	1,428,808	—	1,428,808
Japan	—	2,653,937	—	2,653,937
Netherlands	—	4,450,908	—	4,450,908
Republic of Korea	—	2,420,641	—	2,420,641
Sweden	—	1,427,117	—	1,427,117
Switzerland	—	3,083,925	—	3,083,925
Taiwan	—	10,673,622	—	10,673,622
United States	101,247,807	—	—	101,247,807
Short-Term Investments	1,067,383	604,119	—	1,671,502
Total Investments	$107,228,363	$37,692,141	$—	$144,920,504

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded bank loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Because distributions are determined in accordance with income tax regulations, the character of distributions is subject to final determination based on the Fund’s year-end tax calculations. Accordingly, amounts distributed during the period may differ from the final characterization of such distributions, which may include reclassification as return of capital or other distribution components for financial reporting purposes.

Shareholders will be notified of the final tax character of distributions, including any return of capital, on Form 1099-DIV, where applicable. In addition, information regarding return of capital distribution recharacterizations is reported on Form 8937, which is made available in January at https://www.massmutual.com/product-performance/mutual-funds.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At June 30, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$126,097,537	$432,049	$(972,168)	$(540,119)
Inflation-Protected and Income Fund	209,700,653	256,232	(5,289,107)	(5,032,875)
Core Bond Fund	925,889,737	6,904,182	(26,441,163)	(19,536,981)
Diversified Bond Fund	73,761,264	708,219	(1,579,121)	(870,902)
High Yield Fund	579,095,800	7,038,976	(8,393,312)	(1,354,336)
Small Cap Opportunities Fund	521,745,286	115,746,763	(10,343,964)	105,402,799
Global Fund	81,874,008	68,231,077	(5,184,581)	63,046,496